UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 29*

Date of reporting period: August 31, 2023

*This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 29.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
August 31, 2023
MFS®  Diversified
Income Fund
DIF-SEM

MFS® Diversified
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 10 yr Future - DEC 2023	3.0%
Prologis, Inc., REIT	1.3%
Equinix, Inc., REIT	1.2%
UMBS, TBA, 2.0%, 30 year (h)	1.0%
UMBS, TBA, 2.5%, 30 year (h)	0.8%
U.S. Treasury Notes, 2.25%, 3/31/2024	0.7%
AvalonBay Communities, Inc., REIT	0.7%
Essex Property Trust, Inc., REIT	0.6%
NNN REIT, Inc.	0.6%
U.S. Treasury Ultra Note Future - DEC 2023	(0.9)%
GICS equity sectors (g)(i)
Real Estate	11.2%
Health Care	4.0%
Consumer Staples	3.0%
Financials	3.0%
Energy	1.7%
Information Technology	1.5%
Materials	1.4%
Communication Services	1.4%
Industrials	1.2%
Consumer Discretionary	1.0%
Utilities	0.7%
Equity Warrants (o)	0.0%
Index Options	(0.1)%
Fixed income sectors (i)
High Yield Corporates	21.5%
Investment Grade Corporates	15.1%
Emerging Markets Bonds	14.1%
U.S. Treasury Securities	9.6%
Mortgage-Backed Securities	7.9%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.5%
Collateralized Debt Obligations	0.4%
Non-U.S. Government Bonds	0.3%
Municipal Bonds	0.2%
U.S. Government Agencies (o)	0.0%

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	1.6%
A	6.9%
BBB	12.5%
BB	14.1%
B	12.1%
CCC	3.5%
CC	0.1%
C (o)	0.0%
D	0.2%
U.S. Governments	6.0%
Federal Agency	8.0%
Not Rated	3.9%
Non-Fixed Income	30.0%
Cash & Cash Equivalents	3.3%
Other	(3.4)%
Issuer country weightings (i)(x)
United States	69.3%
Canada	2.8%
United Kingdom	2.5%
Japan	1.5%
France	1.3%
Mexico	1.3%
Switzerland	1.1%
China	1.1%
Brazil	0.9%
Other Countries	18.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(h)	UMBS may include both Fannie Mae and Freddie Mac securities.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of August 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2023 through August 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/23	Ending Account Value 8/31/23	Expenses Paid During Period (p) 3/01/23-8/31/23
A	Actual	0.89%	$1,000.00	$1,020.41	$4.52
	Hypothetical (h)	0.89%	$1,000.00	$1,020.66	$4.52
C	Actual	1.64%	$1,000.00	$1,016.61	$8.31
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31
I	Actual	0.64%	$1,000.00	$1,020.80	$3.25
	Hypothetical (h)	0.64%	$1,000.00	$1,021.92	$3.25
R1	Actual	1.64%	$1,000.00	$1,016.61	$8.31
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31
R2	Actual	1.14%	$1,000.00	$1,018.26	$5.78
	Hypothetical (h)	1.14%	$1,000.00	$1,019.41	$5.79
R3	Actual	0.89%	$1,000.00	$1,020.41	$4.52
	Hypothetical (h)	0.89%	$1,000.00	$1,020.66	$4.52
R4	Actual	0.64%	$1,000.00	$1,021.68	$3.25
	Hypothetical (h)	0.64%	$1,000.00	$1,021.92	$3.25
R6	Actual	0.55%	$1,000.00	$1,022.16	$2.80
	Hypothetical (h)	0.55%	$1,000.00	$1,022.37	$2.80
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 43.5%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$920,000	$848,705
Boeing Co., 5.15%, 5/01/2030	731,000	719,183
Boeing Co., 5.805%, 5/01/2050	2,462,000	2,395,245
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,267,453
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	1,115,000	1,117,708
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	892,000	893,499
RTX Corp., 1.9%, 9/01/2031	1,540,000	1,205,905
		$8,447,698
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$667,000	$622,418
Tapestry, Inc., 3.05%, 3/15/2032	553,000	425,402
		$1,047,820
Asset-Backed & Securitized – 1.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.134%, 11/15/2054 (i)	$6,481,634	$329,805
ACREC 2021-FL1 Ltd., “A”, FLR, 6.576% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	1,062,392	1,046,103
ACREC 2023-FL2 LLC, “A”, FLR, 7.54% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	888,988	887,052
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.395% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	765,500	759,154
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.924% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	998,500	967,673
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.125% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	474,491
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.88% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	923,208
AREIT 2023-CRE8 Trust LLC, “A”, 7.212% (SOFR - 1mo. + 2.1118%), 2/17/2028 (n)	481,000	478,937
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	519,273	515,160
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.739%, 2/15/2054 (i)	3,514,679	295,739
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.638%, 12/15/2055 (i)	4,285,025	158,706
BDS 2021-FL7 Ltd., “B”, FLR, 6.926% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	431,500	419,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)	$6,680,861	$380,557
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	6,501,744	297,107
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.379%, 7/15/2054 (i)	7,574,406	509,238
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	6,962,076	323,106
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	176,194	180,631
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	511,114	479,259
CarMax Auto Owner Trust, 2023-2, “A1”, 5.508%, 5/15/2024	454,262	454,214
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.988%, 12/15/2072 (i)(n)	9,362,046	376,701
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)	4,814,068	192,311
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.069%, 8/15/2055 (i)	7,965,576	473,442
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	1,008,000	993,121
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	900,000	898,156
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	424,338	422,912
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,115,920	1,114,322
Exeter Automobile Receivables Trust 23-3A, “A2”, 6.11%, 9/15/2025	525,000	524,762
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	500,000	490,697
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	726,506	725,015
KREF 2018-FT1 Ltd., “A”, FLR, 6.498% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	478,500	471,504
KREF 2018-FT1 Ltd., “AS”, FLR, 6.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	500,534
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	273,508	270,352
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	287,560	286,514
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	1,401,000	1,397,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.174% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	$750,000	$730,776
MF1 2020-FL4 Ltd., “A”, FLR, 7.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	826,639	821,778
MF1 2021-FL5 Ltd., “AS”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	985,000	960,723
MF1 2021-FL5 Ltd., “B”, FLR, 6.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	1,241,000	1,213,884
MF1 2022-FL8 Ltd., “A”, FLR, 6.664% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,430,921	1,409,077
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.997%, 12/15/2051 (i)	9,574,234	312,276
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)	2,688,959	170,835
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	268,623	268,579
PFP III 2021-7 Ltd., “AS”, FLR, 6.577% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	1,249,828	1,236,321
PFP III 2021-8 Ltd., “A”, FLR, 6.427% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	548,896	540,910
PFP III 2021-8 Ltd., “AS”, FLR, 6.677% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	1,010,000	971,329
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/16/2028 (n)	208,000	207,841
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.429% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (n)	337,397	333,540
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.629% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	314,794	311,372
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.929% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	109,000	106,055
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	4,875	4,872
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	33,249	33,217
Toyota Lease Owner Trust, 2023-A, “A1”, 5.388%, 4/22/2024 (n)	18,004	18,001
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,199,000	1,193,558
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.107%, 1/15/2052 (i)(n)	5,132,237	195,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	$590,449	$589,284
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.039% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	182,004	181,906
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.063% (SOFR - 1mo. + 0.85%), 3/15/2027	1,350,000	1,351,834
		$32,180,539
Automotive – 0.0%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$851,000	$872,010
Broadcasting – 0.5%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$1,594,000	$1,013,625
Discovery Communications LLC, 3.625%, 5/15/2030	2,384,000	2,093,820
Discovery Communications LLC, 4%, 9/15/2055	1,082,000	705,663
Prosus N.V., 4.193%, 1/19/2032 (n)	881,000	718,610
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	681,792
Walt Disney Co., 3.35%, 3/24/2025	2,391,000	2,320,064
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,728,006
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,031,895
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	2,105,000	1,857,535
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	882,000	700,017
		$12,851,027
Brokerage & Asset Managers – 0.3%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$1,462,000	$1,131,384
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.21%) to 5/19/2029	756,000	754,472
Charles Schwab Corp., 1.95%, 12/01/2031	766,000	587,422
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	885,000	900,133
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,219,000	1,139,373
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,216,000	1,068,258
National Securities Clearing Corp., 5.15%, 5/30/2025 (n)	520,000	518,701
		$6,099,743
Building – 0.2%
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)	$956,000	$998,713
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	916,000	762,570
Vulcan Materials Co., 3.5%, 6/01/2030	2,242,000	2,007,626
Vulcan Materials Co., 4.5%, 6/15/2047	325,000	275,291
		$4,044,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.4%
Equifax, Inc., 3.1%, 5/15/2030	$1,406,000	$1,202,189
Equifax, Inc., 2.35%, 9/15/2031	1,098,000	860,528
Equinix, Inc., 2.5%, 5/15/2031	2,649,000	2,145,895
Fiserv, Inc., 4.4%, 7/01/2049	1,953,000	1,596,314
Mastercard, Inc., 3.85%, 3/26/2050	1,013,000	841,398
Visa, Inc., 2.05%, 4/15/2030	1,889,000	1,602,929
Visa, Inc., 2.7%, 4/15/2040	1,339,000	997,218
Visa, Inc., 2%, 8/15/2050	1,791,000	1,059,083
		$10,305,554
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)	$1,326,000	$1,128,267
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	1,092,000	1,059,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	758,000	605,698
Comcast Corp., 3.75%, 4/01/2040	978,000	804,377
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	1,611,000	1,606,400
		$5,204,067
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$1,380,000	$1,294,106
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	960,000	937,200
		$2,231,306
Computer Software – 0.3%
Cisco Systems, Inc., 5.5%, 1/15/2040	$745,000	$773,144
Microsoft Corp., 2.525%, 6/01/2050	2,939,000	1,942,822
Oracle Corp., 5.55%, 2/06/2053	1,130,000	1,050,432
VeriSign, Inc., 4.75%, 7/15/2027	2,180,000	2,125,876
		$5,892,274
Computer Software - Systems – 0.3%
Apple, Inc., 2.05%, 9/11/2026	$2,272,000	$2,099,232
Apple, Inc., 1.7%, 8/05/2031	3,997,000	3,252,596
Apple, Inc., 2.65%, 5/11/2050	2,850,000	1,898,225
		$7,250,053
Conglomerates – 0.3%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$414,000	$367,424
nVent Finance S.à r.l., 5.65%, 5/15/2033	1,255,000	1,214,635
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,114,000	1,102,202

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		$955,000	$950,792
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)		778,000	770,698
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		2,058,000	1,985,032
			$6,390,783
Consumer Products – 0.2%
Kenvue, Inc., 5.1%, 3/22/2043 (n)		$1,017,000	$997,528
Kenvue, Inc., 5.05%, 3/22/2053 (n)		960,000	940,065
Mattel, Inc., 3.75%, 4/01/2029 (n)		2,210,000	1,964,497
			$3,902,090
Consumer Services – 0.3%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,755,000	$1,656,804
Booking Holdings, Inc., 4.625%, 4/13/2030		405,000	396,005
CBRE Group, Inc., 5.95%, 8/15/2034		2,586,000	2,557,889
Conservation Fund, 3.474%, 12/15/2029		1,031,000	885,882
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,191,366
			$6,687,946
Containers – 0.1%
Berry Global, Inc., 5.5%, 4/15/2028 (n)		$908,000	$892,668
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		2,000,000	1,684,983
			$2,577,651
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$1,769,000	$1,637,433
Electronics – 0.2%
Broadcom, Inc., 3.187%, 11/15/2036 (n)		$1,074,000	$807,150
Intel Corp., 5.7%, 2/10/2053		1,114,000	1,103,187
Lam Research Corp., 1.9%, 6/15/2030		988,000	816,594
Lam Research Corp., 4.875%, 3/15/2049		795,000	746,004
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		745,000	754,999
			$4,227,934
Emerging Market Quasi-Sovereign – 2.7%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$773,212
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,121,500
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	265,764
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,153,852
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,014,975
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,054,000	961,469

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		$479,000	$486,089
China Development Bank, 3.45%, 9/20/2029	CNY	7,450,000	1,068,300
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		$932,000	844,642
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		479,000	371,815
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	738,156
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,329,790
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	593,088
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		1,391,000	1,145,601
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	788,901
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	665,629
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		3,186,000	3,138,459
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,294,000	1,209,890
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		845,000	817,984
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,118,758
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		594,000	559,180
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		439,000	330,347
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,110,302
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,432,487
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		1,039,000	779,510
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		1,109,000	890,620
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		3,964,000	3,306,135
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	792,230
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		299,000	282,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026 (a)(d)(n)	$3,111,000	$1,213,290
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	852,926
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	1,101,000	977,137
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)	905,000	246,613
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044	1,263,000	1,133,174
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	2,245,000	1,581,153
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	1,210,000	1,161,968
Pertamina PT, 5.625%, 5/20/2043	957,000	883,285
Petroleos Mexicanos, 6.84%, 1/23/2030	1,186,000	941,215
Petroleos Mexicanos, 10%, 2/07/2033 (n)	1,580,000	1,439,267
Petroleos Mexicanos, 7.69%, 1/23/2050	3,942,000	2,637,530
Petroleos Mexicanos, 6.95%, 1/28/2060	3,229,000	1,998,022
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)	1,228,000	1,087,232
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026	1,838,000	1,691,879
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)	1,473,000	1,325,700
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)	1,050,000	897,985
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,397,000	1,148,261
Qatar Petroleum, 3.125%, 7/12/2041 (n)	1,397,000	1,026,359
Qatar Petroleum, 3.3%, 7/12/2051 (n)	1,053,000	737,349
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027	1,129,000	1,035,857
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)	1,175,000	1,159,248
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)	3,601,000	2,267,535
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	1,530,000	1,543,311
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	3,263,000	3,352,863
State Savings Bank of Ukraine PJSC, 9.625%, 3/20/2025	426,400	370,968
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)	993,748	779,313
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	1,236,000	1,013,520
		$64,593,955

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 7.6%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$523,000	$335,332
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		1,492,000	755,325
Arab Republic of Egypt, 7.903%, 2/21/2048		1,356,000	686,475
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		638,000	340,143
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	812,154
Czech Republic, 5%, 9/30/2030	CZK	37,180,000	1,727,020
Czech Republic, 2%, 10/13/2033		35,600,000	1,299,165
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,605,082
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,600,300
Dominican Republic, 7.05%, 2/03/2031 (n)		764,000	759,149
Dominican Republic, 4.875%, 9/23/2032 (n)		1,192,000	1,009,910
Dominican Republic, 6%, 2/22/2033 (n)		2,048,000	1,885,764
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	780,775
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,748,316
Dominican Republic, 5.875%, 1/30/2060		2,407,000	1,844,083
Emirate of Sharjah, 6.5%, 11/23/2032 (n)		518,000	527,478
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,199,402
Federal Republic of Nigeria, 7.875%, 2/16/2032		2,737,000	2,224,305
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,709,000	1,304,223
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,753,000	1,337,802
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		990,000	717,889
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	702,661
Federal Republic of Nigeria, 7.625%, 11/28/2047		843,000	579,630
Federative Republic of Brazil, 10%, 1/01/2027	BRL	16,250,000	3,239,715
Federative Republic of Brazil, 10%, 1/01/2029		12,971,000	2,532,606
Federative Republic of Brazil, 10%, 1/01/2031		7,514,000	1,442,449
Federative Republic of Brazil, 4.75%, 1/14/2050		$763,000	559,791
Government of Ukraine, 7.75%, (7.75% cash or 7.75% PIK) 9/01/2028 (a)(p)		1,262,000	359,670
Government of Ukraine, 6.876%, (6.876% cash or 6.876% PIK) 5/21/2031 (a)(p)		598,000	156,975
Government of Ukraine, 4.375%, (4.375% cash or 4.375% PIK) 1/27/2032 (a)(n)(p)	EUR	1,074,000	271,932
Government of Ukraine, 7.253%, (7.253% cash or 7.253% PIK) 3/15/2035 (a)(p)		$3,089,000	818,400
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)		2,068,000	940,940
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		789,000	728,918
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		3,663,000	3,195,946
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	286,043
Islamic Republic of Pakistan, 6.875%, 12/05/2027		1,660,000	840,690
Islamic Republic of Pakistan, 7.375%, 4/08/2031		1,496,000	685,916
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	658,159

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$881,000	$881,000
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		2,760,000	2,770,350
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		603,000	593,434
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		2,723,000	2,294,128
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		3,863,000	3,271,111
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		1,032,000	951,545
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		2,103,000	1,384,106
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		872,000	773,075
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	2,252,723
Oriental Republic of Uruguay, 9.75%, 7/20/2033		56,723,000	1,551,551
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$1,729,000	1,850,235
Oriental Republic of Uruguay, 4.975%, 4/20/2055		1,300,000	1,221,890
People's Republic of China, 2.4%, 7/15/2028	CNY	7,890,000	1,082,858
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,396,000	1,144,720
Republic of Angola, 9.375%, 5/08/2048		2,391,000	1,822,803
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,534,020
Republic of Argentina, 3.625%, 7/09/2035		3,756,000	1,106,862
Republic of Argentina, 3.5%, 7/09/2041		10,481,000	3,235,466
Republic of Cameroon, 5.95%, 7/07/2032	EUR	1,136,000	846,877
Republic of Chile, 4%, 1/31/2052		$2,111,000	1,667,474
Republic of Chile, 5.33%, 1/05/2054		1,321,569	1,273,692
Republic of Colombia, 8%, 4/20/2033		559,000	577,917
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,734,000	1,745,535
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	962,409
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,386,000	1,154,775
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		1,164,000	945,754
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	454,921
Republic of Ecuador, 3.5%, 7/31/2035		$2,472,000	903,289
Republic of Gabon, 7%, 11/24/2031 (n)		971,000	702,470
Republic of Ghana, 7.75%, 4/07/2029 (a)(d)(n)		982,000	419,805
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		2,325,000	1,023,000
Republic of Guatemala, 3.7%, 10/07/2033		936,000	753,123
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	702,925
Republic of Guatemala, 4.65%, 10/07/2041 (n)		808,000	633,576
Republic of Guatemala, 6.125%, 6/01/2050		824,000	750,057
Republic of Hungary, 6.25%, 9/22/2032 (n)		1,389,000	1,399,418
Republic of Hungary, 2.25%, 4/20/2033	HUF	627,180,000	1,225,861
Republic of Hungary, 5.5%, 6/16/2034 (n)		$2,223,000	2,106,293
Republic of Hungary, 6.75%, 9/25/2052 (n)		1,056,000	1,070,138
Republic of Indonesia, 4.35%, 1/11/2048		1,063,000	910,708
Republic of Indonesia, 5.45%, 9/20/2052		644,000	632,904
Republic of Kenya, 8%, 5/22/2032		2,864,000	2,364,232
Republic of Korea, 3.25%, 3/10/2028	KRW	1,213,610,000	898,487

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Panama, 6.375%, 7/25/2033 (n)		$482,000	$468,745
Republic of Panama, 6.4%, 2/14/2035		1,962,000	2,011,369
Republic of Panama, 6.853%, 3/28/2054		835,000	853,655
Republic of Paraguay, 5.85%, 8/21/2033 (n)		942,000	926,835
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	935,368
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	2,803,581
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	910,059
Republic of Peru, 6.95%, 8/12/2031	PEN	8,457,000	2,347,169
Republic of Peru, 1.862%, 12/01/2032		$545,000	411,430
Republic of Peru, 7.3%, 8/12/2033	PEN	7,726,000	2,176,711
Republic of Philippines, 7%, 10/13/2029	PHP	60,240,000	1,101,766
Republic of Philippines, 5.5%, 1/17/2048		$840,000	844,201
Republic of Poland, 1.75%, 4/25/2032	PLN	10,061,000	1,812,136
Republic of Poland, 5.75%, 11/16/2032		$1,038,000	1,077,448
Republic of Poland, 4.875%, 10/04/2033		828,000	802,875
Republic of Poland, 5.5%, 4/04/2053		677,000	657,226
Republic of Romania, 6.625%, 2/17/2028 (n)		1,032,000	1,064,508
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	1,556,000	1,302,650
Republic of Romania, 2.124%, 7/16/2031		1,547,000	1,272,916
Republic of Romania, 2%, 1/28/2032 (n)		1,241,000	995,089
Republic of Romania, 2%, 1/28/2032		1,150,000	922,121
Republic of Romania, 7.125%, 1/17/2033 (n)		$1,186,000	1,245,300
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	401,459
Republic of Romania, 2.75%, 4/14/2041 (n)		611,000	408,123
Republic of Senegal, 6.75%, 3/13/2048		$540,000	374,728
Republic of Serbia, 6.25%, 5/26/2028 (n)		1,236,000	1,228,399
Republic of Serbia, 6.5%, 9/26/2033 (n)		1,519,000	1,497,369
Republic of South Africa, 9%, 1/31/2040	ZAR	23,730,000	959,252
Republic of South Africa, 5.75%, 9/30/2049		$1,921,000	1,356,015
Republic of South Africa, 7.3%, 4/20/2052		936,000	789,243
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		4,379,000	2,058,844
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		2,892,000	1,314,906
Republic of Turkey, 6.125%, 10/24/2028		1,507,000	1,386,515
Republic of Turkey, 5.25%, 3/13/2030		1,110,000	940,103
Republic of Turkey, 5.95%, 1/15/2031		2,172,000	1,880,865
Republic of Turkey, 5.875%, 6/26/2031		2,188,000	1,875,291
Republic of Turkey, 9.375%, 1/19/2033		348,000	362,874
Republic of Turkey, 6.5%, 9/20/2033		2,849,000	2,512,294
Republic of Turkey, 6.875%, 3/17/2036		2,300,000	2,011,681
Republic of Turkey, 6%, 1/14/2041		2,611,000	2,009,165
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,117,337
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	987,764
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		1,909,000	995,066

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Socialist Republic of Vietnam, 4.8%, 11/19/2024		$1,088,000	$1,064,064
State of Qatar, 5.103%, 4/23/2048 (n)		1,215,000	1,163,576
State of Qatar, 4.817%, 3/14/2049 (n)		819,000	762,368
State of Qatar, 4.817%, 3/14/2049		619,000	576,197
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	572,580
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,144,920
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	3,998,798
Sultanate of Oman, 7%, 1/25/2051 (n)		1,897,000	1,877,909
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,424,189
United Mexican States, 5.75%, 3/05/2026	MXN	17,400,000	923,347
United Mexican States, 7.5%, 6/03/2027		33,500,000	1,835,000
United Mexican States, 8.5%, 5/31/2029		32,000,000	1,806,905
United Mexican States, 7.75%, 5/29/2031		37,800,000	2,025,577
United Mexican States, 4.875%, 5/19/2033		$787,000	745,491
United Mexican States, 3.5%, 2/12/2034		1,435,000	1,189,240
United Mexican States, 6.338%, 5/04/2053		6,055,000	6,044,150
			$181,912,812
Energy - Independent – 0.5%
Energean PLC, 6.5%, 4/30/2027 (n)		$621,000	$566,879
Energian Israel Finance Ltd., 8.5%, 9/30/2033 (n)		515,000	521,437
EQT Corp., 3.625%, 5/15/2031 (n)		982,000	848,605
Hess Corp., 5.8%, 4/01/2047		1,250,000	1,192,946
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,396,000	1,306,656
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		570,000	529,506
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		845,000	765,498
Occidental Petroleum Corp., 6.125%, 1/01/2031		752,000	757,715
Occidental Petroleum Corp., 4.4%, 4/15/2046		715,000	548,634
Pioneer Natural Resources Co., 1.9%, 8/15/2030		1,491,000	1,202,944
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		743,000	563,486
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	1,915,957
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		2,417,000	1,849,005
			$12,569,268
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030		$1,672,000	$1,354,995
BP Capital Markets America, Inc., 4.812%, 2/13/2033		1,140,000	1,103,447
BP Capital Markets America, Inc., 3.001%, 3/17/2052		1,301,000	853,725
Eni S.p.A., 4.75%, 9/12/2028 (n)		1,818,000	1,769,794
			$5,081,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,425,000	$1,310,710
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	909,000	857,241
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	855,000	806,005
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,636,000	1,407,716
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	686,000	682,570
Seazen Group Ltd., 4.45%, 7/13/2025	1,614,000	444,253
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	2,004,793
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)	1,792,000	192,640
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)(d)	1,256,000	34,540
		$7,740,468
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,533,000	$2,594,570
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	826,000	555,898
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,936,000	2,694,435
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,121,000	1,947,502
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	1,439,000	1,202,903
Constellation Brands, Inc., 2.25%, 8/01/2031	746,000	599,557
Constellation Brands, Inc., 4.1%, 2/15/2048	2,470,000	1,960,964
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,065,000	913,778
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	981,000	924,537
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	723,350
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,531,000	1,477,934
Mars, Inc., 4.55%, 4/20/2028 (n)	2,150,000	2,114,154
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,025,771
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,192,256
SYSCO Corp., 2.45%, 12/14/2031	2,369,000	1,918,057
SYSCO Corp., 4.45%, 3/15/2048	1,219,000	1,007,595
		$22,853,261
Gaming & Lodging – 0.3%
Marriott International, Inc., 2.85%, 4/15/2031	$2,128,000	$1,766,831
Marriott International, Inc., 3.5%, 10/15/2032	2,052,000	1,743,428
Sands China Ltd., 3.5%, 8/08/2031	1,670,000	1,342,607
VICI Properties LP, REIT, 4.75%, 2/15/2028	1,316,000	1,251,433
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	648,147
		$6,752,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)	$627,000	$609,005
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	285,000	267,284
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,317,815
		$2,194,104
Insurance – 0.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$1,617,000	$1,413,888
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,747,000	1,382,108
Equitable Holdings, Inc., 5.594%, 1/11/2033	1,572,000	1,545,356
		$4,341,352
Insurance - Health – 0.3%
Centene Corp., 2.625%, 8/01/2031	$1,568,000	$1,247,365
Humana, Inc., 4.95%, 10/01/2044	1,465,000	1,298,446
Humana, Inc., 5.5%, 3/15/2053	269,000	260,698
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,239,685
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,660,092
UnitedHealth Group, Inc., 4.625%, 7/15/2035	444,000	429,725
UnitedHealth Group, Inc., 5.875%, 2/15/2053	971,000	1,038,487
		$7,174,498
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$1,615,000	$1,562,116
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	1,513,000	1,196,300
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,087,000	911,105
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	772,000	745,091
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	1,678,000	1,630,063
		$6,044,675
International Market Quasi-Sovereign – 0.0%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$1,158,000	$911,075
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,915,000	$3,752,527
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,539,254
		$5,291,781
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$383,906
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	1,339,000	1,284,014
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	536,000	525,942

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
CNH Industrial N.V., 3.85%, 11/15/2027	$3,018,000	$2,847,769
		$5,041,631
Major Banks – 3.2%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$2,249,000	$1,712,403
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	1,055,000	848,236
Bank of America Corp., 3.366% to 1/23/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.81%) to 1/23/2026	3,238,000	3,122,693
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	2,164,000	1,984,401
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	505,000	419,940
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,332,721
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	598,000	604,861
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	582,000	596,507
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	2,281,000	1,781,465
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	1,135,000	1,134,379
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	946,000	934,436
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,541,704
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	2,351,000	1,598,435
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	2,932,802
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	1,789,000	1,619,066
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	3,837,000	3,576,422
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	1,554,000	1,230,680
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day+ 2.02%) to 8/21/2029	1,501,000	1,510,854
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	2,435,000	2,299,503
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,218,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	$1,597,000	$1,179,319
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,161,707
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	3,570,000	2,860,908
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,130,568
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	700,862
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	1,330,000	1,181,875
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	806,000	792,476
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	1,478,000	1,114,656
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,681,000	1,314,744
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	956,000	950,324
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	788,000	784,374
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	3,606,000	3,182,853
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	665,681
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	646,218
Royal Bank of Canada, 2.3%, 11/03/2031	3,243,000	2,607,750
Standard Chartered PLC, 6.187%, 7/06/2027 (n)	1,503,000	1,506,140
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	1,895,038
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	1,964,000	1,966,293
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	792,667
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,623,945
Toronto-Dominion Bank, 2%, 9/10/2031	1,539,000	1,219,650
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,757,000	1,506,130
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,639,649
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,604,954
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	282,000	250,498
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	1,269,000	1,239,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	$1,228,000	$1,222,914
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	1,154,000	971,800
		$76,713,089
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$1,260,000	$1,062,637
Alcon, Inc., 2.75%, 9/23/2026 (n)	2,618,000	2,417,370
Becton, Dickinson and Co., 2.823%, 5/20/2030	1,871,000	1,618,018
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,123,000	2,919,738
CVS Health Corp., 5%, 2/20/2026	1,211,000	1,201,684
CVS Health Corp., 5.25%, 1/30/2031	543,000	536,569
CVS Health Corp., 5.625%, 2/21/2053	1,456,000	1,377,927
HCA, Inc., 5.2%, 6/01/2028	1,003,000	988,347
HCA, Inc., 5.875%, 2/01/2029	810,000	814,995
Marin General Hospital, 7.242%, 8/01/2045	839,000	804,286
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	1,695,480
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	1,158,000	1,155,206
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	497,000	400,758
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	599,281
		$17,592,296
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$956,563
Metals & Mining – 0.3%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,578,000	$1,502,948
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	979,000	799,807
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)	723,000	735,741
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	1,809,000	1,474,418
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	1,728,366	1,555,529
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	764,608	716,595
		$6,785,038
Midstream – 0.9%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$822,000	$747,272
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	313,000	316,152
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	1,812,000	1,852,236
Enbridge, Inc., 5.969%, 3/08/2026	861,000	861,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Enbridge, Inc., 5.7%, 3/08/2033	$779,000	$779,359
Enbridge, Inc., 3.4%, 8/01/2051	1,735,000	1,163,047
Energy Transfer LP, 4%, 10/01/2027	893,000	839,082
Energy Transfer LP, 3.75%, 5/15/2030	580,000	518,013
Energy Transfer LP, 5.15%, 3/15/2045	1,428,000	1,203,929
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	2,093,292	1,931,087
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,010,000	798,230
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,689,783	1,329,547
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,188,688
Peru LNG, 5.375%, 3/22/2030	1,254,000	969,903
Plains All American Pipeline LP, 4.65%, 10/15/2025	564,000	550,037
Plains All American Pipeline LP, 3.55%, 12/15/2029	1,827,000	1,606,191
Plains All American Pipeline LP, 4.3%, 1/31/2043	1,810,000	1,346,314
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,349,000	1,277,523
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	765,000	719,906
Targa Resources Corp., 4.2%, 2/01/2033	1,346,000	1,186,843
Targa Resources Corp., 4.95%, 4/15/2052	1,458,000	1,183,307
		$22,368,315
Mortgage-Backed – 7.9%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$2,562,923	$2,556,118
Fannie Mae, 4.5%, 5/01/2025 - 11/01/2042	1,292,053	1,258,671
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	5,601,948	5,190,061
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	541,973	467,077
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	429,628	38,648
Fannie Mae, 2.003%, 1/25/2032	2,100,000	1,686,225
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	37,762	38,523
Fannie Mae, 4.35%, 2/01/2033	1,174,314	1,128,624
Fannie Mae, 3%, 2/25/2033 (i)	573,844	49,476
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,360,147	2,399,351
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	122,403	124,796
Fannie Mae, 3.5%, 4/25/2040 - 12/01/2047	2,162,893	1,989,941
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,464,071	3,289,480
Fannie Mae, 2%, 10/25/2040 - 5/25/2044	70,842	68,407
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 5/01/2052	26,230,911	22,100,217
Fannie Mae, UMBS, 2%, 10/01/2036 - 9/01/2052	23,560,366	19,242,801
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 11/01/2052	1,687,884	1,683,487
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	2,070,243	1,564,942
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	745,936	676,757
Fannie Mae, UMBS, 3%, 7/01/2050 - 6/01/2052	5,331,730	4,604,992
Fannie Mae, UMBS, 4%, 5/01/2052 - 9/01/2052	449,558	418,005
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	410,581	391,294
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	2,421,104	2,348,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 6%, 2/01/2053	$283,306	$292,443
Freddie Mac, 1.042%, 4/25/2024 (i)	13,871,867	45,989
Freddie Mac, 0.727%, 7/25/2024 (i)	19,969,559	64,074
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,808,852	1,735,877
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,171,624	1,112,208
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	4,516,361	4,110,208
Freddie Mac, 1.48%, 3/25/2027 (i)	2,188,000	93,944
Freddie Mac, 0.706%, 7/25/2027 (i)	44,228,046	812,757
Freddie Mac, 0.552%, 8/25/2027 (i)	33,326,297	474,227
Freddie Mac, 0.43%, 1/25/2028 (i)	60,089,362	715,286
Freddie Mac, 0.436%, 1/25/2028 (i)	25,843,064	317,311
Freddie Mac, 0.27%, 2/25/2028 (i)	77,347,103	477,208
Freddie Mac, 0.263%, 4/25/2028 (i)	49,973,644	296,194
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	3,488,149	3,112,045
Freddie Mac, 1.22%, 7/25/2029 (i)	8,074,705	417,254
Freddie Mac, 1.267%, 8/25/2029 (i)	14,140,941	770,246
Freddie Mac, 1.916%, 4/25/2030 (i)	3,344,437	329,592
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	813,819
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	400,883
Freddie Mac, 1.907%, 5/25/2030 (i)	9,928,903	978,963
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	798,847	814,335
Freddie Mac, 1.436%, 6/25/2030 (i)	3,957,955	297,861
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	317,074
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	147,876
Freddie Mac, 0.42%, 1/25/2031 (i)	12,710,556	232,988
Freddie Mac, 0.873%, 1/25/2031 (i)	4,987,462	235,922
Freddie Mac, 0.955%, 9/25/2031 (i)	5,826,990	317,157
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,324,718	1,323,202
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	154,858	159,222
Freddie Mac, 5.5%, 2/15/2036 (i)	143,502	22,482
Freddie Mac, 6.5%, 5/01/2037	5,768	5,967
Freddie Mac, 4.5%, 12/15/2040 (i)	36,448	3,004
Freddie Mac, 3.25%, 11/25/2061	1,423,745	1,251,840
Freddie Mac, UMBS, 2%, 3/01/2037 - 6/01/2052	14,949,995	12,173,496
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 4/01/2052	4,509,817	3,802,599
Freddie Mac, UMBS, 5.5%, 4/01/2038 - 4/01/2053	1,302,599	1,294,471
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 1/01/2053	1,062,767	1,027,088
Freddie Mac, UMBS, 5%, 7/01/2038	334,232	330,337
Freddie Mac, UMBS, 3%, 3/01/2047 - 4/01/2052	3,321,607	2,890,479
Freddie Mac, UMBS, 1.5%, 6/01/2051 - 11/01/2051	63,311	47,792
Freddie Mac, UMBS, 3.5%, 5/01/2052 - 9/01/2052	4,586,486	4,101,129
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,426,340	1,321,430
Freddie Mac, UMBS, 6%, 10/01/2052	92,907	93,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 5/15/2033 - 7/20/2053	$7,211,007	$7,141,879
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	8,159,857	7,839,793
Ginnie Mae, 5.678%, 8/20/2034	374,156	376,312
Ginnie Mae, 4%, 5/16/2039 - 10/20/2052	3,882,043	3,638,051
Ginnie Mae, 3.5%, 10/20/2041 (i)	159,480	6,273
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	2,780,996	2,577,147
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	9,472,933	8,060,380
Ginnie Mae, 4%, 8/16/2042 (i)	268,274	38,759
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	7,562,291	6,682,803
Ginnie Mae, 5%, 5/20/2049 - 8/20/2053	5,970,796	5,810,563
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,116,588	1,747,319
Ginnie Mae, 6%, 8/20/2053	1,575,000	1,580,957
Ginnie Mae, 0.584%, 2/16/2059 (i)	994,480	34,147
Ginnie Mae, TBA, 3.5%, 9/15/2053 - 10/15/2053	3,175,000	2,883,257
Ginnie Mae, TBA, 4%, 9/15/2053	1,475,000	1,374,285
Ginnie Mae, TBA, 6%, 9/21/2053 - 10/15/2053	5,150,000	5,163,815
Ginnie Mae, TBA, 6.5%, 9/21/2053 - 10/15/2053	1,075,000	1,088,075
UMBS, TBA, 5%, 9/25/2038	375,000	370,600
UMBS, TBA, 2.5%, 9/14/2053	2,140,648	1,773,226
UMBS, TBA, 5.5%, 9/14/2053	1,825,000	1,801,902
UMBS, TBA, 6.5%, 9/14/2053	1,775,000	1,802,734
UMBS, TBA, 2%, 9/25/2053	2,829,516	2,252,892
UMBS, TBA, 6%, 9/25/2053	1,650,000	1,654,318
		$188,597,468
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$689,317
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	650,000	596,682
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	231,973
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	197,203	185,960
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,262,573
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	936,000	770,797
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	210,000	203,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	$175,000	$163,601
		$4,104,328
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,605,000	$1,475,124
Network & Telecom – 0.0%
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)	$703,000	$322,549
Oils – 0.0%
Puma International Financing S.A., 5%, 1/24/2026	$650,000	$604,825
Other Banks & Diversified Financials – 0.5%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$570,000	$540,534
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,126,208
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,200,304
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	974,085
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)	362,000	362,164
BSF Finance, 5.5%, 11/23/2027	800,000	804,000
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	1,539,000	1,494,985
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,499,000	1,401,316
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,218,000	1,065,446
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,483,324
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	870,574
		$11,322,940
Pharmaceuticals – 0.2%
Amgen, Inc., 5.15%, 3/02/2028	$638,000	$637,334
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	542,050
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	1,770,000	1,741,774
Pfizer, Inc., 2.55%, 5/28/2040	826,000	591,952
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	636,000	662,895
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031	424,000	449,217
		$4,625,222

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$1,859,000	$1,787,783
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$2,052,000	$1,984,346
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$1,438,000	$1,414,869
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,167,000	792,195
		$2,207,064
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$2,124,000	$1,672,539
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	1,544,000	1,190,013
		$2,862,552
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$741,000	$567,272
Extra Space Storage LP, 5.5%, 7/01/2030	1,622,000	1,608,393
Lexington Realty Trust Co., 2.7%, 9/15/2030	1,082,000	857,393
Lexington Realty Trust Co., 2.375%, 10/01/2031	474,000	358,471
Prologis LP, REIT, 5.125%, 1/15/2034	1,960,000	1,929,440
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	386,000	300,581
		$5,621,550
Real Estate - Retail – 0.1%
NNN REIT, Inc., 5.6%, 10/15/2033	$1,227,000	$1,202,368
STORE Capital Corp., REIT, 2.75%, 11/18/2030	2,605,000	1,911,059
		$3,113,427
Retailers – 0.3%
Alibaba Group Holding Ltd., 3.15%, 2/09/2051	$1,582,000	$957,481
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	335,000	233,825
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	936,000	647,673
Amazon.com, Inc., 3.6%, 4/13/2032	1,488,000	1,369,214
AutoZone, Inc., 4.75%, 8/01/2032	1,156,000	1,105,734
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	1,154,000	1,022,907
Home Depot, Inc., 3.9%, 6/15/2047	1,446,000	1,176,857
		$6,513,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$801,000	$717,193
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	417,000	350,737
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	514,000	398,813
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	633,000	421,063
		$1,887,806
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$910,000	$725,394
DICK'S Sporting Goods, 4.1%, 1/15/2052	1,181,000	767,047
		$1,492,441
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$1,267,000	$1,233,960
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	3,623,000	3,449,328
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)	570,000	575,700
Rogers Communications, Inc., 3.8%, 3/15/2032	929,000	794,550
Rogers Communications, Inc., 4.5%, 3/15/2042	2,401,000	1,941,294
Rogers Communications, Inc., 3.7%, 11/15/2049	1,709,000	1,161,229
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	610,000	545,572
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,139,842
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,109,346
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,390,000	1,213,551
T-Mobile USA, Inc., 5.05%, 7/15/2033	1,507,000	1,454,160
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,227,400
Vodafone Group PLC, 5.625%, 2/10/2053	2,477,000	2,337,327
		$19,183,259
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$1,384,000	$1,392,804
Philip Morris International, Inc., 5.625%, 11/17/2029	605,000	611,712
Philip Morris International, Inc., 5.125%, 2/15/2030	1,467,000	1,449,965
		$3,454,481
Transportation - Services – 0.2%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$372,034	$338,581
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	1,694,000	1,112,002
Cliffton Ltd., 6.25%, 10/25/2025 (n)	1,454,000	1,421,138
ERAC USA Finance LLC, 3.3%, 12/01/2026	2,463,000	2,297,931

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	$390,000	$377,812
		$5,547,464
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$12,591	$12,125
Small Business Administration, 2.21%, 2/01/2033	79,170	71,450
Small Business Administration, 2.22%, 3/01/2033	129,274	116,285
Small Business Administration, 3.15%, 7/01/2033	152,378	141,851
Small Business Administration, 3.16%, 8/01/2033	199,428	185,440
Small Business Administration, 3.62%, 9/01/2033	148,551	140,754
		$667,905
U.S. Treasury Obligations – 5.8%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$113,544
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,103,637
U.S. Treasury Bonds, 2.375%, 2/15/2042	13,508,000	10,049,213
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,458,894
U.S. Treasury Bonds, 3.875%, 5/15/2043	5,935,000	5,520,477
U.S. Treasury Bonds, 2.5%, 2/15/2046	3,581,000	2,603,499
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	5,700,096
U.S. Treasury Bonds, 2.875%, 5/15/2052	3,338,000	2,591,253
U.S. Treasury Notes, 0.375%, 10/31/2023	11,653,300	11,556,796
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,760,494
U.S. Treasury Notes, 2.25%, 3/31/2024	17,244,000	16,932,800
U.S. Treasury Notes, 3.875%, 3/31/2025	2,344,000	2,301,607
U.S. Treasury Notes, 2.625%, 4/15/2025	4,094,000	3,940,795
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,025,344
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,250,790
U.S. Treasury Notes, 3.625%, 3/31/2028	11,275,000	10,960,533
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,381,664
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,564,658
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,137,829
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,303,809
U.S. Treasury Notes, 2.75%, 8/15/2032	14,707,000	13,201,256
U.S. Treasury Notes, 3.25%, 5/15/2042	1,714,000	1,463,662
		$138,922,650
Utilities - Electric Power – 2.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$1,238,000	$1,169,889
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,546,875	1,883,429
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	1,008,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	$1,018,000	$973,575
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,796,619
Alabama Power Co., 3.45%, 10/01/2049	2,366,000	1,678,801
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,025,917	741,296
American Electric Power Co., Inc., 5.699%, 8/15/2025	611,000	611,305
American Electric Power Co., Inc., 5.625%, 3/01/2033	961,000	962,472
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	249,775
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,014,143	796,406
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	360,000	330,954
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	300,000	247,178
CenterPoint Energy, Inc., 2.65%, 6/01/2031	936,000	767,529
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027 (n)	859,320	747,608
Continuum Energy Aura Pte. Ltd., 9.5%, 2/24/2027 (n)	828,000	822,397
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	3,193,000	2,694,374
Duke Energy Corp., 3.3%, 6/15/2041	2,162,000	1,549,724
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	967,000	850,655
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	1,095,000	959,658
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	1,080,000	1,042,044
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	1,318,000	1,024,704
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	1,023,000	1,169,814
Energuate Trust, 5.875%, 5/03/2027	1,002,000	923,093
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	1,051,358
Evergy, Inc., 2.9%, 9/15/2029	1,141,000	992,706
FirstEnergy Corp., 2.65%, 3/01/2030	1,863,000	1,561,187
Florida Power & Light Co., 2.85%, 4/01/2025	850,000	817,611
Florida Power & Light Co., 4.45%, 5/15/2026	695,000	684,031
Florida Power & Light Co., 3.95%, 3/01/2048	1,629,000	1,322,709
Georgia Power Co., 4.7%, 5/15/2032	2,379,000	2,271,344
Georgia Power Co., 5.125%, 5/15/2052	1,101,000	1,021,296
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,121,420	1,010,915
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	927,500	802,116
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	605,000	564,792
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,404,000	1,957,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	$1,039,000	$960,876
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	848,000	851,343
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	780,000	781,848
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	1,197,000	957,895
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	1,173,000	984,607
Pacific Gas & Electric Co., 3.25%, 2/16/2024	654,000	645,718
Pacific Gas & Electric Co., 6.1%, 1/15/2029	725,000	716,486
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,645,000	1,283,682
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,050,018
Southern California Edison Co., 4.5%, 9/01/2040	454,000	388,089
Southern California Edison Co., 3.65%, 2/01/2050	796,000	577,211
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	413,850	385,915
Transelec S.A., 3.875%, 1/12/2029 (n)	811,000	746,583
Virginia Electric & Power Co., 2.875%, 7/15/2029	1,367,000	1,212,366
WEC Energy Group, Inc., 4.75%, 1/09/2026	2,359,000	2,326,426
Xcel Energy, Inc., 4.6%, 6/01/2032	1,907,000	1,780,797
		$54,708,978
Utilities - Water – 0.0%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$400,000	$374,550
Total Bonds (Identified Cost, $1,136,483,237)		$1,040,151,119
Common Stocks – 29.7%
Aerospace & Defense – 0.5%
General Dynamics Corp.	52,763	$11,958,206
Alcoholic Beverages – 0.2%
Kirin Holdings Co. Ltd.	324,200	$4,559,010
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	16,385	$2,329,718
Automotive – 0.3%
Bridgestone Corp.	84,700	$3,295,554
Stellantis N.V.	158,322	2,948,715
Tofas Turk Otomobil Fabriikasi A.S.	127,595	1,288,831
		$7,533,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 0.1%
Biogen, Inc. (a)	4,295	$1,148,311
Gilead Sciences, Inc.	25,035	1,914,677
		$3,062,988
Broadcasting – 0.4%
Omnicom Group, Inc.	110,594	$8,959,220
Brokerage & Asset Managers – 0.2%
Bank of New York Mellon Corp.	129,101	$5,792,762
Cable TV – 0.4%
Comcast Corp., “A”	202,765	$9,481,291
Chemicals – 0.0%
Nutrien Ltd.	14,557	$922,094
Computer Software – 0.1%
Microsoft Corp.	7,904	$2,590,615
Computer Software - Systems – 0.7%
Hitachi Ltd.	44,600	$2,971,596
Hon Hai Precision Industry Co. Ltd.	1,368,000	4,574,820
Lenovo Group Ltd.	2,670,000	3,019,873
Samsung Electronics Co. Ltd.	72,420	3,665,518
Seagate Technology Holdings PLC	29,286	2,073,156
		$16,304,963
Construction – 2.0%
American Homes 4 Rent, “A”, REIT	320,007	$11,533,052
Anhui Conch Cement Co. Ltd.	1,195,000	3,321,836
AvalonBay Communities, Inc., REIT	86,973	15,987,377
Essex Property Trust, Inc., REIT	64,791	15,445,527
Zhejiang Supor Co. Ltd.	163,800	1,069,726
		$47,357,518
Consumer Products – 0.9%
Colgate-Palmolive Co.	103,469	$7,601,868
Kenvue, Inc.	60,843	1,402,431
Kimberly-Clark Corp.	96,459	12,426,813
		$21,431,112
Electronics – 0.8%
Broadcom, Inc.	1,593	$1,470,164
Lam Research Corp.	4,879	3,427,010
Novatek Microelectronics Corp.	166,000	2,082,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	74,490	$12,518,789
		$19,498,358
Energy - Independent – 0.5%
Phillips 66	59,919	$6,840,353
Valero Energy Corp.	39,872	5,179,373
		$12,019,726
Energy - Integrated – 1.2%
China Petroleum & Chemical Corp.	14,572,000	$8,528,755
Eni S.p.A.	389,077	6,026,357
Exxon Mobil Corp.	28,756	3,197,379
LUKOIL PJSC (a)(u)	17,902	0
Suncor Energy, Inc. (l)	92,759	3,142,081
TotalEnergies SE	106,969	6,735,646
		$27,630,218
Engineering - Construction – 0.1%
ACS Actividades de Construcción y Servicios S.A.	35,640	$1,251,752
Doosan Bobcat, Inc.	27,476	1,118,372
		$2,370,124
Food & Beverages – 1.0%
Archer Daniels Midland Co.	51,816	$4,109,009
Coca-Cola FEMSA S.A.B. de C.V.	24,878	2,108,162
General Mills, Inc.	166,006	11,231,966
J.M. Smucker Co.	42,267	6,126,601
		$23,575,738
Food & Drug Stores – 0.4%
BIM Birlesik Magazalar A.S.	338,497	$3,194,916
Tesco PLC	1,706,071	5,742,443
Wesfarmers Ltd.	43,036	1,502,174
		$10,439,533
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	267,388	$7,994,901
Weyerhaeuser Co., REIT	306,385	10,034,109
		$18,029,010
Health Maintenance Organizations – 0.2%
Cigna Group	19,133	$5,285,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.4%
China Pacific Insurance Co. Ltd.	422,400	$967,351
Equitable Holdings, Inc.	221,456	6,377,933
Hartford Financial Services Group, Inc.	38,143	2,739,430
Manulife Financial Corp.	651,941	12,052,609
MetLife, Inc.	78,232	4,955,215
Samsung Fire & Marine Insurance Co. Ltd.	28,472	5,309,891
		$32,402,429
Machinery & Tools – 0.4%
Timken Co.	14,003	$1,070,109
Volvo Group	411,225	8,308,259
		$9,378,368
Major Banks – 1.1%
ABN AMRO Group N.V., GDR	141,629	$2,087,858
BNP Paribas	128,537	8,322,326
DBS Group Holdings Ltd.	521,600	12,852,329
Erste Group Bank AG	45,360	1,621,666
Regions Financial Corp.	93,500	1,714,790
		$26,598,969
Medical & Health Technology & Services – 1.1%
Encompass Health Corp.	171,511	$12,184,142
McKesson Corp.	15,444	6,367,870
Universal Health Services, Inc.	55,569	7,485,144
		$26,037,156
Metals & Mining – 1.0%
Glencore PLC	342,796	$1,830,163
PT United Tractors Tbk	330,800	564,728
Rio Tinto PLC	211,685	13,066,221
United States Steel Corp.	151,992	4,725,431
Vale S.A.	210,100	2,761,141
		$22,947,684
Natural Gas - Distribution – 0.0%
UGI Corp.	50,228	$1,264,741
Network & Telecom – 1.2%
Equinix, Inc., REIT	36,019	$28,144,526
Other Banks & Diversified Financials – 0.2%
China Construction Bank Corp.	3,678,000	$1,969,767
KB Financial Group, Inc.	29,418	1,204,096
Sberbank of Russia PJSC (a)(u)	1,738,404	0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
SLM Corp.	186,823	$2,660,359
		$5,834,222
Pharmaceuticals – 2.6%
AbbVie, Inc.	69,400	$10,199,024
Bayer AG	98,637	5,405,608
Johnson & Johnson	57,641	9,319,397
Merck & Co., Inc.	53,429	5,822,692
Novartis AG	54,900	5,550,596
Organon & Co.	291,862	6,409,290
Pfizer, Inc.	76,425	2,703,917
Roche Holding AG	43,236	12,740,511
Sanofi	32,086	3,431,928
		$61,582,963
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	32,126	$2,930,534
Railroad & Shipping – 0.1%
A.P. Moller-Maersk A/S	410	$745,959
Orient Overseas International Ltd.	41,500	556,695
		$1,302,654
Real Estate – 6.9%
Alexandria Real Estate Equities, Inc., REIT	96,823	$11,264,388
Brixmor Property Group, Inc., REIT	538,956	11,846,253
Broadstone Net Lease, Inc., REIT	41,976	678,752
CubeSmart, REIT	152,226	6,349,347
Douglas Emmett, Inc., REIT	152,403	2,083,349
Equity Lifestyle Properties, Inc., REIT	208,796	13,980,980
Extra Space Storage, Inc., REIT	101,513	13,062,693
Farmland Partners, Inc., REIT	252,628	2,804,171
Federal Realty Investment Trust, REIT	72,619	7,112,305
NNN REIT, Inc.	363,372	14,313,223
Phillips Edison & Co., REIT	306,426	10,375,584
Prologis, Inc., REIT	247,061	30,684,976
Rexford Industrial Realty, Inc., REIT	138,420	7,401,317
Simon Property Group, Inc., REIT	111,878	12,697,034
Sun Communities, Inc., REIT	114,720	14,044,022
Urban Edge Properties, REIT	341,301	5,583,684
W.P. Carey, Inc., REIT	28,451	1,850,738
		$166,132,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.3%
Sodexo	48,581	$5,216,256
Texas Roadhouse, Inc.	17,781	1,851,002
		$7,067,258
Specialty Chemicals – 0.1%
Chemours Co.	40,091	$1,363,896
Specialty Stores – 0.2%
Home Depot, Inc.	11,880	$3,923,964
Telecommunications - Wireless – 0.9%
KDDI Corp.	341,200	$10,142,548
SBA Communications Corp., REIT	47,184	10,594,223
		$20,736,771
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	213,284	$3,191,588
Tobacco – 0.5%
British American Tobacco PLC	203,406	$6,757,520
Japan Tobacco, Inc.	264,300	5,796,634
		$12,554,154
Utilities - Electric Power – 0.7%
E.ON SE	215,055	$2,653,758
Edison International	106,724	7,347,947
Iberdrola S.A.	227,727	2,706,416
PG&E Corp. (a)	111,256	1,813,473
Vistra Corp.	46,779	1,469,796
		$15,991,390
Total Common Stocks (Identified Cost, $599,346,044)		$710,517,070
Preferred Stocks – 0.3%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	34,777	$1,420,812
Metals & Mining – 0.2%
Gerdau S.A.	1,118,015	$5,836,106
Total Preferred Stocks (Identified Cost, $6,830,055)		$7,256,918
Investment Companies (h) – 26.6%
Bond Funds – 22.9%
MFS High Yield Pooled Portfolio (v)	68,433,704	$546,785,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.3% (v)	87,461,143	$87,469,889
Total Investment Companies (Identified Cost, $652,491,760)		$634,255,186
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.27% (j) (Identified Cost, $1,682,568)	1,682,568	$1,682,568

Other Assets, Less Liabilities – (0.2)%		(3,737,867)
Net Assets – 100.0%		$2,390,124,994

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $634,255,186 and $1,759,607,675, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $250,764,444, representing 10.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,469,678	BRL	7,120,000	Banco Santander S.A.	9/05/2023	$31,890
USD	3,718,309	BRL	18,301,145	Barclays Bank PLC	9/05/2023	22,639
USD	3,712,652	BRL	18,301,145	Barclays Bank PLC	12/04/2023	64,025
USD	801,705	BRL	3,900,537	Citibank N.A.	9/01/2023	14,044
USD	354,381	BRL	1,724,169	Goldman Sachs International	9/01/2023	6,208
USD	911,971	BRL	4,372,855	Goldman Sachs International	9/05/2023	28,931
USD	347,555	BRL	1,724,169	Goldman Sachs International	12/04/2023	3,814
USD	1,079,919	CZK	23,884,565	Deutsche Bank AG	10/20/2023	5,762
USD	1,126,080	CZK	24,841,623	HSBC Bank	10/20/2023	8,882
USD	1,007,221	CZK	22,169,989	Morgan Stanley Capital Services, Inc.	10/20/2023	10,174
USD	11,506,578	EUR	10,204,769	Goldman Sachs International	10/20/2023	416,570
USD	1,230,079	HUF	419,401,851	HSBC Bank	10/20/2023	48,205
USD	196,616	KRW	249,584,000	Barclays Bank PLC	10/27/2023	7,216
USD	755,733	KRW	960,792,000	Goldman Sachs International	10/27/2023	26,626
USD	4,925,638	MXN	84,087,003	JPMorgan Chase Bank N.A.	10/20/2023	34,244
USD	1,552,333	PEN	5,679,366	Goldman Sachs International	11/03/2023	21,520
USD	1,128,641	PHP	63,398,000	Barclays Bank PLC	9/12/2023	9,197
USD	1,131,060	PLN	4,577,573	Deutsche Bank AG	10/20/2023	24,136
USD	731,692	PLN	2,994,044	Goldman Sachs International	10/20/2023	7,688
USD	1,868,971	TWD	58,048,385	Morgan Stanley Capital Services, Inc.	10/11/2023	37,967
USD	1,032,741	ZAR	18,786,208	Barclays Bank PLC	10/20/2023	41,981
						$871,719

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	4,749,000	USD	976,096	Banco Santander S.A.	9/01/2023	$(17,099)
BRL	10,833,000	USD	2,200,979	Banco Santander S.A.	9/05/2023	(13,400)
BRL	18,301,145	USD	3,759,479	Barclays Bank PLC	9/05/2023	(63,809)
BRL	3,900,536	USD	791,234	Citibank N.A.	9/01/2023	(3,573)
BRL	2,599,875	USD	531,971	Goldman Sachs International	9/01/2023	(6,961)
BRL	9,025,855	USD	1,834,324	Goldman Sachs International	9/05/2023	(11,674)
EUR	805,016	USD	907,770	Citibank N.A.	10/20/2023	(32,921)
INR	156,291,700	USD	1,894,215	Goldman Sachs International	10/10/2023	(8,693)
JPY	215,547,497	USD	1,581,263	Morgan Stanley Capital Services, Inc.	10/20/2023	(88,869)
TWD	58,048,385	USD	1,879,379	Barclays Bank PLC	10/11/2023	(48,374)
USD	941,813	BRL	4,749,000	Banco Santander S.A.	9/01/2023	(17,183)
USD	749,450	BRL	3,713,000	Banco Santander S.A.	9/05/2023	(340)
USD	169,888	BRL	875,706	Goldman Sachs International	9/01/2023	(6,949)
USD	931,690	BRL	4,653,000	Goldman Sachs International	9/05/2023	(7,921)
USD	2,194,809	CNH	15,964,000	Barclays Bank PLC	10/20/2023	(4,149)
USD	1,876,387	INR	156,291,700	Morgan Stanley Capital Services, Inc.	10/10/2023	(9,136)
USD	935,705	MXN	16,295,194	State Street Bank Corp.	10/20/2023	(12,196)
						$(353,247)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	47	$5,719,313	December – 2023	$76,987
U.S. Treasury Note 10 yr	Long	USD	642	71,282,062	December – 2023	737,302
U.S. Treasury Note 2 yr	Long	USD	22	4,483,703	December – 2023	2,203
U.S. Treasury Note 5 yr	Long	USD	94	10,050,656	December – 2023	50,532
U.S. Treasury Ultra Bond	Long	USD	100	12,946,875	December – 2023	192,541
						$1,059,565
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	184	$21,364,125	December – 2023	$(285,454)
At August 31, 2023, the fund had liquid securities with an aggregate value of $2,106,418 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 8/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $1,583,326 of securities on loan (identified cost, $1,744,341,904)	$1,759,607,675
Investments in affiliated issuers, at value (identified cost, $652,491,760)	634,255,186
Foreign currency, at value (identified cost, $32)	32
Receivables for
Forward foreign currency exchange contracts	871,719
Net daily variation margin on open futures contracts	174,727
Investments sold	6,272,001
TBA sale commitments	18,784,099
Fund shares sold	3,015,633
Interest and dividends	14,649,847
Receivable from investment adviser	22,422
Other assets	67,433
Total assets	$2,437,720,774
Liabilities
Payable to custodian	$45,138
Payables for
Distributions	673,406
Forward foreign currency exchange contracts	353,247
Investments purchased	2,071,934
TBA purchase commitments	36,228,788
Fund shares reacquired	5,329,452
Collateral for securities loaned, at value	1,682,568
Payable to affiliates
Administrative services fee	1,929
Shareholder servicing costs	874,284
Distribution and service fees	26,986
Accrued expenses and other liabilities	308,048
Total liabilities	$47,595,780
Net assets	$2,390,124,994
Net assets consist of
Paid-in capital	$2,494,028,293
Total distributable earnings (loss)	(103,903,299)
Net assets	$2,390,124,994
Shares of beneficial interest outstanding	207,920,750

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,254,823,427	109,142,311	$11.50
Class C	175,490,709	15,271,069	11.49
Class I	721,786,013	62,803,857	11.49
Class R1	191,882	16,707	11.49
Class R2	1,189,917	103,529	11.49
Class R3	10,455,248	908,989	11.50
Class R4	15,565,018	1,353,728	11.50
Class R6	210,622,780	18,320,560	11.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.01 [100 / 95.75 x $11.50]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 8/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$26,712,398
Dividends from affiliated issuers	20,734,614
Dividends	19,443,244
Other	29,223
Income on securities loaned	27,084
Foreign taxes withheld	(955,072)
Total investment income	$65,991,491
Expenses
Management fee	$6,900,677
Distribution and service fees	2,639,685
Shareholder servicing costs	1,199,072
Administrative services fee	186,610
Independent Trustees' compensation	22,315
Custodian fee	133,408
Shareholder communications	78,803
Audit and tax fees	44,572
Legal fees	7,175
Miscellaneous	126,450
Total expenses	$11,338,767
Reduction of expenses by investment adviser and distributor	(764,391)
Net expenses	$10,574,376
Net investment income (loss)	$55,417,115

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $184 foreign capital gains tax)	$(17,156,870)
Affiliated issuers	(8,562,323)
Written options	95,900
Futures contracts	(4,091,709)
Forward foreign currency exchange contracts	(1,025,831)
Foreign currency	26,117
Net realized gain (loss)	$(30,714,716)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $14,900 decrease in deferred foreign capital gains tax)	$10,634,909
Affiliated issuers	14,842,599
Written options	(59,302)
Futures contracts	1,215,145
Forward foreign currency exchange contracts	569,656
Translation of assets and liabilities in foreign currencies	55,425
Net unrealized gain (loss)	$27,258,432
Net realized and unrealized gain (loss)	$(3,456,284)
Change in net assets from operations	$51,960,831
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23
Change in net assets
From operations
Net investment income (loss)	$55,417,115	$100,751,457
Net realized gain (loss)	(30,714,716)	(40,353,749)
Net unrealized gain (loss)	27,258,432	(297,808,054)
Change in net assets from operations	$51,960,831	$(237,410,346)
Total distributions to shareholders	$(46,932,346)	$(131,363,838)
Change in net assets from fund share transactions	$(204,243,815)	$(396,673,104)
Total change in net assets	$(199,215,330)	$(765,447,288)
Net assets
At beginning of period	2,589,340,324	3,354,787,612
At end of period	$2,390,124,994	$2,589,340,324
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.48	$12.91	$13.14	$12.86	$12.35	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.41	$0.38	$0.37	$0.37	$0.39
Net realized and unrealized gain (loss)	(0.02)	(1.31)	0.07	0.28	0.51	0.33
Total from investment operations	$0.23	$(0.90)	$0.45	$0.65	$0.88	$0.72
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.38)	$(0.41)	$(0.34)	$(0.37)	$(0.39)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.21)	$(0.53)	$(0.68)	$(0.37)	$(0.37)	$(0.47)
Net asset value, end of period (x)	$11.50	$11.48	$12.91	$13.14	$12.86	$12.35
Total return (%) (r)(s)(t)(x)	2.04(n)	(6.96)	3.22	5.28	7.20	6.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95(a)	0.97	0.99	0.99	0.98	0.99
Expenses after expense reductions (f)(h)	0.89(a)	0.93	0.98	0.98	0.97	0.98
Net investment income (loss)	4.36(a)	3.46	2.78	2.97	2.86	3.21
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$1,254,823	$1,300,451	$1,563,027	$1,577,032	$1,540,570	$1,315,625
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.47	$12.91	$13.14	$12.85	$12.35	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.32	$0.28	$0.28	$0.28	$0.30
Net realized and unrealized gain (loss)	(0.02)	(1.32)	0.06	0.29	0.49	0.34
Total from investment operations	$0.19	$(1.00)	$0.34	$0.57	$0.77	$0.64
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.29)	$(0.30)	$(0.25)	$(0.27)	$(0.30)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.17)	$(0.44)	$(0.57)	$(0.28)	$(0.27)	$(0.38)
Net asset value, end of period (x)	$11.49	$11.47	$12.91	$13.14	$12.85	$12.35
Total return (%) (r)(s)(t)(x)	1.66(n)	(7.74)	2.44	4.57	6.32	5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.71(a)	1.72	1.74	1.74	1.73	1.75
Expenses after expense reductions (f)(h)	1.64(a)	1.69	1.73	1.73	1.72	1.74
Net investment income (loss)	3.64(a)	2.71	2.05	2.27	2.14	2.48
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$175,491	$220,775	$355,639	$456,806	$724,758	$756,643
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.47	$12.91	$13.14	$12.86	$12.35	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.44	$0.41	$0.40	$0.40	$0.42
Net realized and unrealized gain (loss)	(0.02)	(1.32)	0.07	0.29	0.51	0.34
Total from investment operations	$0.25	$(0.88)	$0.48	$0.69	$0.91	$0.76
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.41)	$(0.44)	$(0.38)	$(0.40)	$(0.42)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.23)	$(0.56)	$(0.71)	$(0.41)	$(0.40)	$(0.50)
Net asset value, end of period (x)	$11.49	$11.47	$12.91	$13.14	$12.86	$12.35
Total return (%) (r)(s)(t)(x)	2.17(n)	(6.81)	3.47	5.54	7.46	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.72	0.74	0.74	0.73	0.74
Expenses after expense reductions (f)(h)	0.64(a)	0.69	0.73	0.73	0.72	0.74
Net investment income (loss)	4.62(a)	3.70	3.03	3.24	3.11	3.47
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$721,786	$816,791	$1,145,617	$1,156,030	$1,425,004	$1,181,300
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.46	$12.90	$13.13	$12.85	$12.34	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.32	$0.28	$0.28	$0.27	$0.31
Net realized and unrealized gain (loss)	(0.01)	(1.32)	0.06	0.28	0.51	0.33
Total from investment operations	$0.20	$(1.00)	$0.34	$0.56	$0.78	$0.64
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.29)	$(0.30)	$(0.25)	$(0.27)	$(0.30)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.17)	$(0.44)	$(0.57)	$(0.28)	$(0.27)	$(0.38)
Net asset value, end of period (x)	$11.49	$11.46	$12.90	$13.13	$12.85	$12.34
Total return (%) (r)(s)(t)(x)	1.75(n)	(7.75)	2.44	4.49	6.40	5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70(a)	1.72	1.74	1.74	1.73	1.75
Expenses after expense reductions (f)(h)	1.64(a)	1.69	1.73	1.73	1.72	1.74
Net investment income (loss)	3.61(a)	2.70	2.03	2.22	2.12	2.57
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$192	$180	$225	$241	$214	$193
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.47	$12.91	$13.14	$12.86	$12.35	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.38	$0.34	$0.35	$0.34	$0.36
Net realized and unrealized gain (loss)	(0.02)	(1.32)	0.07	0.27	0.51	0.34
Total from investment operations	$0.22	$(0.94)	$0.41	$0.62	$0.85	$0.70
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.35)	$(0.37)	$(0.31)	$(0.34)	$(0.36)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.20)	$(0.50)	$(0.64)	$(0.34)	$(0.34)	$(0.44)
Net asset value, end of period (x)	$11.49	$11.47	$12.91	$13.14	$12.86	$12.35
Total return (%) (r)(s)(t)(x)	1.91(n)	(7.28)	2.96	5.01	6.93	5.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.22	1.24	1.24	1.23	1.25
Expenses after expense reductions (f)(h)	1.14(a)	1.18	1.23	1.23	1.22	1.24
Net investment income (loss)	4.12(a)	3.21	2.53	2.78	2.65	2.99
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$1,190	$1,289	$1,647	$1,830	$3,085	$3,486
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.48	$12.92	$13.15	$12.86	$12.36	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.41	$0.38	$0.37	$0.37	$0.39
Net realized and unrealized gain (loss)	(0.03)	(1.32)	0.07	0.29	0.50	0.34
Total from investment operations	$0.23	$(0.91)	$0.45	$0.66	$0.87	$0.73
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.38)	$(0.41)	$(0.34)	$(0.37)	$(0.39)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.21)	$(0.53)	$(0.68)	$(0.37)	$(0.37)	$(0.47)
Net asset value, end of period (x)	$11.50	$11.48	$12.92	$13.15	$12.86	$12.36
Total return (%) (r)(s)(t)(x)	2.04(n)	(7.04)	3.21	5.36	7.11	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.96(a)	0.97	0.99	0.99	0.98	1.00
Expenses after expense reductions (f)(h)	0.89(a)	0.93	0.98	0.98	0.97	0.99
Net investment income (loss)	4.44(a)	3.45	2.78	2.98	2.86	3.21
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$10,455	$21,712	$22,253	$22,760	$24,385	$19,159
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.48	$12.92	$13.15	$12.86	$12.36	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.44	$0.42	$0.41	$0.41	$0.41
Net realized and unrealized gain (loss)	(0.01)	(1.32)	0.06	0.29	0.49	0.35
Total from investment operations	$0.25	$(0.88)	$0.48	$0.70	$0.90	$0.76
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.41)	$(0.44)	$(0.38)	$(0.40)	$(0.42)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.23)	$(0.56)	$(0.71)	$(0.41)	$(0.40)	$(0.50)
Net asset value, end of period (x)	$11.50	$11.48	$12.92	$13.15	$12.86	$12.36
Total return (%) (r)(s)(t)(x)	2.17(n)	(6.80)	3.47	5.62	7.38	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69(a)	0.72	0.74	0.74	0.73	0.74
Expenses after expense reductions (f)(h)	0.64(a)	0.69	0.73	0.73	0.72	0.73
Net investment income (loss)	4.49(a)	3.71	3.05	3.24	3.15	3.43
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$15,565	$4,146	$5,995	$8,626	$9,783	$10,063
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$11.48	$12.91	$13.14	$12.86	$12.35	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.45	$0.42	$0.42	$0.41	$0.43
Net realized and unrealized gain (loss)	(0.02)	(1.31)	0.07	0.28	0.51	0.33
Total from investment operations	$0.25	$(0.86)	$0.49	$0.70	$0.92	$0.76
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.42)	$(0.45)	$(0.39)	$(0.41)	$(0.43)
From net realized gain	—	(0.15)	(0.27)	(0.03)	(0.00)(w)	(0.08)
Total distributions declared to shareholders	$(0.23)	$(0.57)	$(0.72)	$(0.42)	$(0.41)	$(0.51)
Net asset value, end of period (x)	$11.50	$11.48	$12.91	$13.14	$12.86	$12.35
Total return (%) (r)(s)(t)(x)	2.22(n)	(6.64)	3.57	5.64	7.55	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61(a)	0.63	0.65	0.65	0.64	0.65
Expenses after expense reductions (f)(h)	0.55(a)	0.59	0.64	0.64	0.63	0.64
Net investment income (loss)	4.71(a)	3.79	3.12	3.32	3.19	3.55
Portfolio turnover	30(n)	62	72	111	57	36
Net assets at end of period (000 omitted)	$210,623	$223,996	$260,384	$266,792	$271,679	$218,650

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency;

Notes to Financial Statements (unaudited) - continued
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if

Notes to Financial Statements (unaudited) - continued
there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the

Notes to Financial Statements (unaudited) - continued
significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$497,302,304	$—	$—	$497,302,304
United Kingdom	27,396,347	—	—	27,396,347
Japan	26,765,342	—	—	26,765,342
France	23,706,156	—	—	23,706,156
Switzerland	20,620,825	—	—	20,620,825
China	19,434,003	—	—	19,434,003
Canada	16,116,784	—	—	16,116,784
Singapore	12,852,329	—	—	12,852,329
South Korea	12,718,689	—	—	12,718,689
Other Countries	60,861,209	—	0	60,861,209
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	139,590,555	—	139,590,555
Non - U.S. Sovereign Debt	—	252,709,623	—	252,709,623
Municipal Bonds	—	4,104,328	—	4,104,328
U.S. Corporate Bonds	—	253,014,690	—	253,014,690
Residential Mortgage-Backed Securities	—	188,597,468	—	188,597,468
Commercial Mortgage-Backed Securities	—	11,010,132	—	11,010,132
Asset-Backed Securities (including CDOs)	—	21,170,407	—	21,170,407
Foreign Bonds	—	169,953,916	—	169,953,916
Mutual Funds	635,937,754	—	—	635,937,754
Total	$1,353,711,742	$1,040,151,119	$0	$2,393,862,861
Other Financial Instruments
Futures Contracts – Assets	$1,059,565	$—	$—	$1,059,565
Futures Contracts – Liabilities	(285,454)	—	—	(285,454)
Forward Foreign Currency Exchange Contracts – Assets	—	871,719	—	871,719
Forward Foreign Currency Exchange Contracts – Liabilities	—	(353,247)	—	(353,247)

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 2/28/23	$520,336
Realized gain (loss)	623,766
Change in unrealized appreciation or depreciation	(520,336)
Sales	(623,766)
Balance as of 8/31/23	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2023 is $0. At August 31, 2023, the fund held two level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,059,565	$(285,454)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	871,719	(353,247)
Total		$1,931,284	$(638,701)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the  Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(4,091,709)	$—	$—	$—
Foreign Exchange	—	(1,025,831)	—	—
Equity	—	—	(3,914,991)	—
Credit	—	—	(233,996)	95,900
Total	$(4,091,709)	$(1,025,831)	$(4,148,987)	$95,900
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$1,215,145	$—	$—	$—
Foreign Exchange	—	569,656	—	—
Equity	—	—	3,590,991	—
Credit	—	—	107,861	(59,302)
Total	$1,215,145	$569,656	$3,698,852	$(59,302)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase.  At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund

Notes to Financial Statements (unaudited) - continued
is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

Notes to Financial Statements (unaudited) - continued
enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to

Notes to Financial Statements (unaudited) - continued
purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,583,326. The fair value of the fund's investment securities on loan and a related liability of $1,682,568 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended August 31, 2023, custody fees were not reduced.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/23
Ordinary income (including any short-term capital gains)	$95,051,016
Long-term capital gains	36,312,822
Total distributions	$131,363,838
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/23
Cost of investments	$2,364,215,540
Gross appreciation	181,868,032
Gross depreciation	(152,220,711)
Net unrealized appreciation (depreciation)	$29,647,321
As of 2/28/23
Undistributed ordinary income	16,377,528
Capital loss carryforwards	(47,228,379)
Other temporary differences	(8,485,112)
Net unrealized appreciation (depreciation)	(69,595,821)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of February 28, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(47,228,379)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/23	Year ended 2/28/23
Class A	$23,838,271	$62,915,628
Class C	2,935,998	10,456,513
Class I	15,228,466	45,334,899
Class R1	2,769	7,733
Class R2	21,605	54,720
Class R3	284,303	959,124
Class R4	210,011	226,361
Class R6	4,410,923	11,408,860
Total	$46,932,346	$131,363,838
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2024. For the six months ended August 31, 2023, this management fee reduction amounted to $158,969, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2023 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2025. For the six months ended August 31, 2023, this reduction amounted to $605,384, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,165 for the six months ended August 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,618,152
Class C	0.75%	0.25%	1.00%	1.00%	998,072
Class R1	0.75%	0.25%	1.00%	1.00%	940
Class R2	0.25%	0.25%	0.50%	0.50%	3,146
Class R3	—	0.25%	0.25%	0.25%	19,375
Total Distribution and Service Fees					$2,639,685
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for

Notes to Financial Statements (unaudited) - continued
accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2023, this rebate amounted to $37 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2023, were as follows:
Amount
Class A	$14,653
Class C	2,061
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2023, the fee was $79,780, which equated to 0.0064% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,119,292.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2023 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund

Notes to Financial Statements (unaudited) - continued
invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
On August 3, 2022, MFS redeemed 21 shares of Class R2 for an aggregate amount of $249.
On August 3, 2022, MFS redeemed 20 shares of Class R6 for an aggregate amount of $237.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2023, this reimbursement amounted to $20,539, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$342,990,876	$329,315,103
Non-U.S. Government securities	369,516,335	526,269,866
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/23		Year ended 2/28/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,377,445	$61,938,013	14,774,136	$174,356,080
Class C	218,561	2,508,434	944,302	11,158,682
Class I	3,665,040	42,279,435	10,662,576	126,908,598
Class R1	762	8,804	1,874	22,246
Class R2	5,395	62,196	10,736	127,045
Class R3	98,279	1,135,235	286,020	3,366,042
Class R4	1,064,352	12,191,885	33,848	398,607
Class R6	1,587,710	18,304,507	3,524,722	41,388,166
	12,017,544	$138,428,509	30,238,214	$357,725,466

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/23		Year ended 2/28/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,956,063	$22,635,705	5,070,118	$59,553,596
Class C	240,081	2,777,255	837,455	9,851,187
Class I	1,089,463	12,602,398	3,225,812	37,924,405
Class R1	240	2,769	653	7,678
Class R2	1,855	21,464	4,647	54,626
Class R3	22,681	262,991	81,598	957,903
Class R4	18,148	210,011	19,182	225,843
Class R6	369,591	4,276,992	939,612	11,034,589
	3,698,122	$42,789,585	10,179,077	$119,609,827
Shares reacquired
Class A	(11,499,520)	$(132,619,492)	(27,576,832)	$(322,612,726)
Class C	(4,434,230)	(51,023,734)	(10,091,221)	(118,516,947)
Class I	(13,146,735)	(151,604,047)	(31,441,612)	(368,467,110)
Class R1	(19)	(224)	(4,267)	(48,165)
Class R2	(16,096)	(185,248)	(30,572)	(377,408)
Class R3	(1,103,383)	(12,639,401)	(199,120)	(2,335,392)
Class R4	(89,890)	(1,036,349)	(156,023)	(1,831,518)
Class R6	(3,154,455)	(36,353,414)	(5,110,900)	(59,819,131)
	(33,444,328)	$(385,461,909)	(74,610,547)	$(874,008,397)
Net change
Class A	(4,166,012)	$(48,045,774)	(7,732,578)	$(88,703,050)
Class C	(3,975,588)	(45,738,045)	(8,309,464)	(97,507,078)
Class I	(8,392,232)	(96,722,214)	(17,553,224)	(203,634,107)
Class R1	983	11,349	(1,740)	(18,241)
Class R2	(8,846)	(101,588)	(15,189)	(195,737)
Class R3	(982,423)	(11,241,175)	168,498	1,988,553
Class R4	992,610	11,365,547	(102,993)	(1,207,068)
Class R6	(1,197,154)	(13,771,915)	(646,566)	(7,396,376)
	(17,728,662)	$(204,243,815)	(34,193,256)	$(396,673,104)
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2023, the fund’s commitment fee and interest expense were $6,608 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$591,376,239	$20,531,307	$71,398,121	$(8,566,382)	$14,842,254	$546,785,297
MFS Institutional Money Market Portfolio	151,917,677	369,640,847	434,093,039	4,059	345	87,469,889
	$743,293,916	$390,172,154	$505,491,160	$(8,562,323)	$14,842,599	$634,255,186

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$18,741,007	$—
MFS Institutional Money Market Portfolio	1,993,607	—
	$20,734,614	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such

Notes to Financial Statements (unaudited) - continued
synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To

Notes to Financial Statements (unaudited) - continued
the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Board Review of Investment Advisory Agreement
MFS Diversified Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2022, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its Broadridge performance universe improved for the period ended December 31, 2022, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’

Board Review of Investment Advisory Agreement - continued
approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report
August 31, 2023
MFS®  Government
Securities Fund
MFG-SEM

MFS® Government
Securities Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Mortgage-Backed Securities	53.4%
U.S. Treasury Securities	40.4%
Commercial Mortgage-Backed Securities	3.7%
Asset-Backed Securities	1.9%
Collateralized Debt Obligations	1.7%
Municipal Bonds	0.7%
Investment Grade Corporates	0.4%
U.S. Government Agencies	0.1%
Composition including fixed income credit quality (a)(i)
AAA	6.1%
AA	1.1%
A	0.9%
BBB	0.3%
U.S. Government	30.7%
Federal Agencies	53.5%
Not Rated	9.7%
Cash & Cash Equivalents	7.4%
Other (q)	(9.7)%
Portfolio facts
Average Duration (d)	6.3
Average Effective Maturity (m)	7.2 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of August 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2023 through August 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/23	Ending Account Value 8/31/23	Expenses Paid During Period (p) 3/01/23-8/31/23
A	Actual	0.76%	$1,000.00	$999.91	$3.82
	Hypothetical (h)	0.76%	$1,000.00	$1,021.32	$3.86
B	Actual	1.51%	$1,000.00	$996.15	$7.58
	Hypothetical (h)	1.51%	$1,000.00	$1,017.55	$7.66
C	Actual	1.51%	$1,000.00	$996.19	$7.58
	Hypothetical (h)	1.51%	$1,000.00	$1,017.55	$7.66
I	Actual	0.51%	$1,000.00	$1,001.12	$2.57
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
R1	Actual	1.51%	$1,000.00	$996.16	$7.58
	Hypothetical (h)	1.51%	$1,000.00	$1,017.55	$7.66
R2	Actual	1.01%	$1,000.00	$998.65	$5.07
	Hypothetical (h)	1.01%	$1,000.00	$1,020.06	$5.13
R3	Actual	0.76%	$1,000.00	$999.89	$3.82
	Hypothetical (h)	0.76%	$1,000.00	$1,021.32	$3.86
R4	Actual	0.51%	$1,000.00	$999.99	$2.56
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59
R6	Actual	0.41%	$1,000.00	$1,001.60	$2.06
	Hypothetical (h)	0.41%	$1,000.00	$1,023.08	$2.08
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 92.2%
Asset-Backed & Securitized – 7.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.134%, 11/15/2054 (i)	$21,860,824	$1,112,344
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.926% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	7,778,000	7,528,555
ACREC 2023-FL2 LLC, “A”, FLR, 7.54% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,824,645	4,814,137
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.395% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	4,674,500	4,635,748
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.924% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	3,901,000	3,780,564
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.824% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	6,638,000	6,426,493
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.88% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	6,979,410
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.413%, 7/15/2054 (i)	21,122,410	1,353,891
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.739%, 2/15/2054 (i)	13,771,264	1,158,771
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055	2,688,397	2,751,812
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.638%, 12/15/2055 (i)	23,060,244	854,089
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.375%, 2/15/2054 (i)	43,723,901	2,750,430
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)	26,297,952	1,497,992
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	38,137,426	1,742,747
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.379%, 7/15/2054 (i)	33,600,045	2,258,978
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)	40,098,340	2,726,475
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.147%, 9/15/2054 (i)	45,290,304	2,362,741
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,091,016	1,118,490
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.624% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	3,712,000	3,607,960
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.905% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,700,500	4,458,100
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,257,599
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,245,654	1,168,021
CarMax Auto Owner Trust, 2023-2, “A1”, 5.508%, 5/15/2024	2,774,692	2,774,398
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.988%, 12/15/2072 (i)(n)	$23,242,732	$935,218
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.425%, 2/15/2054 (i)	33,440,047	2,335,744
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)	18,996,337	758,862
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.148%, 6/15/2064 (i)	13,297,080	743,055
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	5,505,000	5,423,742
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	5,094,000	5,083,563
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	2,290,303	2,282,606
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	6,823,437	6,813,661
Exeter Automobile Receivables Trust 23-3A, “A2”, 6.11%, 9/15/2025	1,167,000	1,166,471
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	2,270,000	2,227,767
KREF 2018-FT1 Ltd., “AS”, FLR, 6.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	722,254
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	857,600	847,705
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	1,171,892	1,167,633
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.174% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,341,678
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.074% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	9,638,890
MF1 2021-FL5 Ltd., “AS”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	3,875,500	3,779,981
MF1 2021-FL5 Ltd., “B”, FLR, 6.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	4,881,500	4,774,838
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.997%, 12/15/2051 (i)	23,846,936	777,799
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)	16,753,272	1,064,370
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)	20,403,343	1,176,161
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.21%, 10/15/2054 (i)	80,536,231	4,422,937
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	1,643,420	1,643,153
PFP III 2021-7 Ltd., “AS”, FLR, 6.577% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	4,914,424	4,861,313
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/16/2028 (n)	1,302,000	1,301,002
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.629% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	$3,589,517	$3,550,494
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.929% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	1,261,500	1,227,418
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	10,905	10,899
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	177,514	177,340
Toyota Lease Owner Trust, 2023-A, “A1”, 5.388%, 4/22/2024 (n)	104,454	104,435
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	2,861,000	2,848,015
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.107%, 1/15/2052 (i)(n)	12,640,345	480,376
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.654%, 8/15/2054 (i)	20,603,590	1,607,070
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.039% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	983,991	983,457
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.063% (SOFR - 1mo. + 0.85%), 3/15/2027	6,755,000	6,764,177
		$163,163,829
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,733,958
Industrial – 0.0%
Howard University, Washington D.C., 2.801%, 10/01/2023	$505,000	$503,750
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	645,234
		$1,148,984
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$4,139,000	$4,077,625
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	1,951,812
		$6,029,437
Mortgage-Backed – 53.2%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$7,026,171	$7,005,996
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	17,198,694	16,730,233
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	24,078,371	22,369,406
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,222,580	2,868,778
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,253,304	113,831
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	615,668	631,944
Fannie Mae, 2.003%, 1/25/2032	15,400,000	12,365,653
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,594,179	1,622,184
Fannie Mae, 4.35%, 2/01/2033	7,265,315	6,982,637
Fannie Mae, 3%, 2/25/2033 (i)	1,364,823	117,674
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	$7,584,383	$7,691,385
Fannie Mae, 3.5%, 4/01/2038 - 12/01/2047	23,858,946	21,849,532
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	36,004,979	34,173,508
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,274,607	1,149,586
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	4,196,360	3,831,662
Fannie Mae, 2.75%, 9/25/2042	1,380,652	1,272,244
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	166,881,708	140,120,353
Fannie Mae, UMBS, 2%, 9/01/2036 - 5/01/2052	183,134,816	148,058,040
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 2/01/2053	8,747,848	8,677,441
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,549,784	1,194,758
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 4/01/2053	17,886,012	16,017,265
Fannie Mae, UMBS, 3%, 6/01/2051 - 11/01/2052	27,976,477	24,222,588
Fannie Mae, UMBS, 4%, 4/01/2052 - 9/01/2052	3,998,060	3,711,775
Fannie Mae, UMBS, 4.5%, 9/01/2052	2,258,970	2,153,209
Fannie Mae, UMBS, 5%, 9/01/2052 - 4/01/2053	3,263,218	3,164,157
Fannie Mae, UMBS, 6%, 2/01/2053	1,652,619	1,705,915
Feddie Mac, UMBS, 6%, 6/01/2053	499,999	501,283
Freddie Mac, 1.042%, 4/25/2024 (i)	35,814,566	118,736
Freddie Mac, 0.727%, 7/25/2024 (i)	48,376,546	155,221
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,610,147
Freddie Mac, 3.064%, 8/25/2024	5,874,217	5,744,487
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	6,453,315	6,195,809
Freddie Mac, 2.67%, 12/25/2024	10,948,000	10,571,398
Freddie Mac, 3.062%, 12/25/2024	325,000	314,902
Freddie Mac, 2.811%, 1/25/2025	7,351,922	7,091,726
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,081,803	3,874,063
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	36,688,131	33,765,998
Freddie Mac, 1.48%, 3/25/2027 (i)	5,583,000	239,712
Freddie Mac, 0.706%, 7/25/2027 (i)	103,097,254	1,894,567
Freddie Mac, 0.552%, 8/25/2027 (i)	80,659,106	1,147,763
Freddie Mac, 0.43%, 1/25/2028 (i)	142,355,784	1,694,561
Freddie Mac, 0.436%, 1/25/2028 (i)	61,128,607	750,561
Freddie Mac, 0.27%, 2/25/2028 (i)	173,754,233	1,072,011
Freddie Mac, 0.263%, 4/25/2028 (i)	112,373,502	666,038
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	23,363,021	20,831,563
Freddie Mac, 1.22%, 7/25/2029 (i)	19,292,321	996,915
Freddie Mac, 1.267%, 8/25/2029 (i)	33,647,732	1,832,765
Freddie Mac, 1.916%, 4/25/2030 (i)	14,430,646	1,422,129
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	2,000,832
Freddie Mac, 1.769%, 5/25/2030 (i)	12,033,779	1,102,925
Freddie Mac, 1.907%, 5/25/2030 (i)	26,880,424	2,650,337
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	3,420,785	3,477,103
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	837,161
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.704%, 8/25/2030 (i)	$10,235,210	$925,584
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	442,759
Freddie Mac, 1.171%, 11/25/2030 (i)	13,158,725	833,567
Freddie Mac, 0.42%, 1/25/2031 (i)	50,115,298	918,628
Freddie Mac, 0.873%, 1/25/2031 (i)	19,512,958	923,021
Freddie Mac, 1.026%, 1/25/2031 (i)	14,681,587	816,349
Freddie Mac, 0.612%, 3/25/2031 (i)	40,248,253	1,214,012
Freddie Mac, 0.829%, 3/25/2031 (i)	17,260,719	789,176
Freddie Mac, 1.325%, 5/25/2031 (i)	7,120,528	535,315
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	698,786
Freddie Mac, 0.608%, 8/25/2031 (i)	14,899,141	481,758
Freddie Mac, 0.632%, 9/25/2031 (i)	50,149,699	1,801,377
Freddie Mac, 0.955%, 9/25/2031 (i)	48,419,608	2,635,426
Freddie Mac, 0.441%, 11/25/2031 (i)	73,361,326	1,748,134
Freddie Mac, 0.597%, 12/25/2031 (i)	73,957,916	2,431,514
Freddie Mac, 0.665%, 12/25/2031 (i)	12,187,459	452,726
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	7,620,459	7,597,679
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	988,027	1,014,403
Freddie Mac, 5.5%, 2/15/2036 (i)	341,303	53,472
Freddie Mac, 6.5%, 5/01/2037	125,690	130,026
Freddie Mac, 4.5%, 12/15/2040 (i)	86,736	7,148
Freddie Mac, 1.75%, 8/15/2041	1,095,766	997,971
Freddie Mac, 3.25%, 11/25/2061	13,121,186	11,371,354
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 6/01/2052	29,524,665	24,927,912
Freddie Mac, UMBS, 2%, 4/01/2037 - 4/01/2052	59,264,569	50,023,103
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 4/01/2053	12,306,113	11,806,904
Freddie Mac, UMBS, 5.5%, 8/01/2038 - 4/01/2053	8,343,782	8,319,080
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 11/01/2052	7,600,536	6,834,917
Freddie Mac, UMBS, 3%, 2/01/2050 - 10/01/2052	42,056,252	36,292,070
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	10,291,707	7,772,815
Freddie Mac, UMBS, 4%, 4/01/2052 - 5/01/2052	4,946,952	4,597,394
Freddie Mac, UMBS, 5%, 11/01/2052 - 4/01/2053	5,794,779	5,618,857
Freddie Mac, UMBS, 6%, 5/01/2053	75,001	75,227
Ginnie Mae, 5.5%, 3/15/2033 - 8/20/2053	52,370,783	51,869,612
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	40,876,383	39,115,288
Ginnie Mae, 5.678%, 8/20/2034	1,118,953	1,125,399
Ginnie Mae, 4%, 5/16/2039 - 10/20/2052	17,384,013	16,256,842
Ginnie Mae, 3.5%, 10/20/2041 (i)	379,382	14,923
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	7,370,722	6,834,914
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	43,901,909	37,362,084
Ginnie Mae, 4%, 8/16/2042 (i)	638,188	92,202
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	44,346,598	39,158,084
Ginnie Mae, 2.25%, 9/20/2043	656,202	621,667
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	$31,207,501	$25,750,570
Ginnie Mae, 5%, 3/20/2052 - 8/20/2053	42,843,928	41,694,725
Ginnie Mae, 6%, 8/20/2053	11,725,000	11,769,349
Ginnie Mae, 0.584%, 2/16/2059 (i)	2,507,425	86,097
Ginnie Mae, TBA, 3.5%, 9/15/2053 - 10/15/2053	27,250,000	24,746,064
Ginnie Mae, TBA, 4%, 9/15/2053	6,575,000	6,126,051
Ginnie Mae, TBA, 6%, 9/21/2053 - 10/15/2053	34,500,000	34,592,449
Ginnie Mae, TBA, 6.5%, 9/21/2053 - 10/15/2053	7,400,000	7,489,883
UMBS, TBA, 5%, 9/25/2038	9,550,000	9,437,935
UMBS, TBA, 2.5%, 9/14/2053	964,356	798,833
UMBS, TBA, 5.5%, 9/14/2053	11,375,000	11,231,035
UMBS, TBA, 6.5%, 9/14/2053	11,150,000	11,324,219
UMBS, TBA, 2%, 9/25/2053	13,571,646	10,805,893
UMBS, TBA, 6%, 9/25/2053	6,875,000	6,892,993
		$1,195,648,042
Municipals – 0.7%
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	$985,000	$944,491
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	3,705,000	3,401,090
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	1,969,497
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	585,329	551,956
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,422,511
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,680,000	1,533,769
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,900,000	1,840,513
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,449,040
		$15,112,867
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.98%, 11/01/2023	$5,944	$5,921
Small Business Administration, 4.89%, 12/01/2023	20,664	20,582
Small Business Administration, 4.77%, 4/01/2024	38,425	38,061
Small Business Administration, 5.52%, 6/01/2024	14,662	14,601
Small Business Administration, 4.99%, 9/01/2024	25,394	25,049
Small Business Administration, 4.86%, 10/01/2024	27,102	26,806
Small Business Administration, 4.86%, 1/01/2025	49,904	49,109
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 4/01/2025	$43,624	$42,743
Small Business Administration, 2.21%, 2/01/2033	630,031	568,598
Small Business Administration, 2.22%, 3/01/2033	985,817	886,767
Small Business Administration, 3.15%, 7/01/2033	954,198	888,279
Small Business Administration, 3.16%, 8/01/2033	398,855	370,880
Small Business Administration, 3.62%, 9/01/2033	371,379	351,885
		$3,289,281
U.S. Treasury Obligations – 30.5%
U.S. Treasury Bonds, 6%, 2/15/2026	$5,933,000	$6,108,209
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,040,128
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,473,336
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,127,353
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	12,292,475
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	8,097,597
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,926,857
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	71,952,438
U.S. Treasury Notes, 0.375%, 10/31/2023	8,133,200	8,065,847
U.S. Treasury Notes, 2.25%, 3/31/2024	2,613,000	2,565,844
U.S. Treasury Notes, 3.875%, 3/31/2025	22,442,000	22,036,115
U.S. Treasury Notes, 3.875%, 4/30/2025	68,430,000	67,187,033
U.S. Treasury Notes, 4.25%, 5/31/2025	20,568,000	20,316,524
U.S. Treasury Notes, 3.5%, 9/15/2025	23,762,000	23,143,817
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	19,939,090
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	34,811,473
U.S. Treasury Notes, 2%, 11/15/2026 (f)	51,959,000	48,102,668
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	50,738,339
U.S. Treasury Notes, 3.625%, 3/31/2028	86,350,000	83,941,645
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	27,597,234
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	17,676,774
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	25,465,189
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,447,335
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	17,904,656
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	37,488,177
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	35,040,040
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,259,402
		$684,745,595
Total Bonds (Identified Cost, $2,242,640,794)		$2,070,871,993
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 15.3%
Money Market Funds – 15.3%
MFS Institutional Money Market Portfolio, 5.3% (v) (Identified Cost, $344,556,828)	344,555,365	$344,589,820

Other Assets, Less Liabilities – (7.5)%		(168,976,510)
Net Assets – 100.0%		$2,246,485,303

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $344,589,820 and $2,070,871,993, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $116,052,633, representing 5.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 8/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	52	$6,327,750	December – 2023	$85,373
U.S. Treasury Note 10 yr	Long	USD	1,976	219,397,750	December – 2023	1,862,276
U.S. Treasury Note 5 yr	Long	USD	2,277	243,461,109	December – 2023	1,615,556
U.S. Treasury Ultra Bond	Long	USD	341	44,148,844	December – 2023	656,587
U.S. Treasury Ultra Note 10 yr	Long	USD	811	94,164,703	December – 2023	1,219,234
						$5,439,026
12

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	1,912	$389,674,563	December – 2023	$(1,111,939)
At August 31, 2023, the fund had liquid securities with an aggregate value of $12,586,905 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 8/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,242,640,794)	$2,070,871,993
Investments in affiliated issuers, at value (identified cost, $344,556,828)	344,589,820
Receivables for
Net daily variation margin on open futures contracts	961,848
Investments sold	24,342,696
TBA sale commitments	83,644,061
Fund shares sold	663,833
Interest	10,355,336
Other assets	27,446
Total assets	$2,535,457,033
Liabilities
Payable to custodian	$40,000
Payables for
Distributions	238,496
Investments purchased	77,823,186
TBA purchase commitments	207,059,363
Fund shares reacquired	3,226,642
Payable to affiliates
Investment adviser	44,167
Administrative services fee	1,813
Shareholder servicing costs	366,179
Distribution and service fees	8,151
Payable for independent Trustees' compensation	3,511
Accrued expenses and other liabilities	160,222
Total liabilities	$288,971,730
Net assets	$2,246,485,303
Net assets consist of
Paid-in capital	$2,664,142,441
Total distributable earnings (loss)	(417,657,138)
Net assets	$2,246,485,303
Shares of beneficial interest outstanding	262,833,030
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$467,997,875	54,698,775	$8.56
Class B	1,262,145	147,691	8.55
Class C	4,503,087	525,354	8.57
Class I	323,156,291	37,838,169	8.54
Class R1	1,512,573	176,976	8.55
Class R2	36,970,204	4,325,642	8.55
Class R3	26,097,403	3,051,618	8.55
Class R4	42,115,935	4,923,425	8.55
Class R6	1,342,869,790	157,145,380	8.55

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.94 [100 / 95.75 x $8.56]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 8/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$34,658,593
Dividends from affiliated issuers	4,238,558
Total investment income	$38,897,151
Expenses
Management fee	$4,197,031
Distribution and service fees	783,002
Shareholder servicing costs	603,278
Administrative services fee	168,132
Independent Trustees' compensation	20,007
Custodian fee	65,646
Shareholder communications	28,169
Audit and tax fees	38,618
Legal fees	5,436
Miscellaneous	111,377
Total expenses	$6,020,696
Reduction of expenses by investment adviser and distributor	(143,123)
Net expenses	$5,877,573
Net investment income (loss)	$33,019,578
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(16,507,360)
Affiliated issuers	(42,731)
Futures contracts	(18,368,005)
Net realized gain (loss)	$(34,918,096)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,752,647)
Affiliated issuers	29,624
Futures contracts	5,198,950
Net unrealized gain (loss)	$475,927
Net realized and unrealized gain (loss)	$(34,442,169)
Change in net assets from operations	$(1,422,591)
See Notes to Financial Statements
16

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23
Change in net assets
From operations
Net investment income (loss)	$33,019,578	$42,167,439
Net realized gain (loss)	(34,918,096)	(98,022,713)
Net unrealized gain (loss)	475,927	(187,022,497)
Change in net assets from operations	$(1,422,591)	$(242,877,771)
Total distributions to shareholders	$(36,344,409)	$(44,759,748)
Change in net assets from fund share transactions	$154,200,500	$(163,743,589)
Total change in net assets	$116,433,500	$(451,381,108)
Net assets
At beginning of period	2,130,051,803	2,581,432,911
At end of period	$2,246,485,303	$2,130,051,803
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.69	$9.81	$10.15	$10.28	$9.59	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.07	$0.14	$0.20	$0.20
Net realized and unrealized gain (loss)	(0.12)	(1.11)	(0.31)	(0.10)	0.70	0.06
Total from investment operations	$0.00(w)	$(0.96)	$(0.24)	$0.04	$0.90	$0.26
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.10)	$(0.17)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$8.56	$8.69	$9.81	$10.15	$10.28	$9.59
Total return (%) (r)(s)(t)(x)	(0.01)(n)	(9.83)	(2.43)	0.40	9.48	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.79	0.81	0.85	0.86
Expenses after expense reductions (f)	0.76(a)	0.76	0.78	0.80	0.84	0.84
Net investment income (loss)	2.69(a)	1.63	0.73	1.35	1.98	2.12
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$467,998	$468,595	$589,493	$805,484	$702,063	$596,678
See Notes to Financial Statements
18

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.68	$9.80	$10.14	$10.27	$9.58	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$(0.00)(w)	$0.07	$0.12	$0.13
Net realized and unrealized gain (loss)	(0.11)	(1.11)	(0.32)	(0.10)	0.71	0.06
Total from investment operations	$(0.03)	$(1.03)	$(0.32)	$(0.03)	$0.83	$0.19
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.09)	$(0.02)	$(0.10)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$8.55	$8.68	$9.80	$10.14	$10.27	$9.58
Total return (%) (r)(s)(t)(x)	(0.38)(n)	(10.52)	(3.16)	(0.35)	8.68	1.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.54	1.56	1.60	1.61
Expenses after expense reductions (f)	1.51(a)	1.51	1.53	1.55	1.59	1.60
Net investment income (loss)	1.93(a)	0.83	(0.02)	0.66	1.23	1.37
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$1,262	$1,529	$2,757	$4,468	$7,711	$8,811

Class C	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.70	$9.83	$10.17	$10.29	$9.60	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.07	$(0.00)(w)	$0.07	$0.12	$0.13
Net realized and unrealized gain (loss)	(0.12)	(1.11)	(0.32)	(0.09)	0.71	0.05
Total from investment operations	$(0.03)	$(1.04)	$(0.32)	$(0.02)	$0.83	$0.18
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.09)	$(0.02)	$(0.10)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$8.57	$8.70	$9.83	$10.17	$10.29	$9.60
Total return (%) (r)(s)(t)(x)	(0.38)(n)	(10.58)	(3.15)	(0.25)	8.66	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.54	1.56	1.60	1.61
Expenses after expense reductions (f)	1.51(a)	1.51	1.53	1.55	1.59	1.60
Net investment income (loss)	1.94(a)	0.83	(0.01)	0.63	1.23	1.37
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$4,503	$5,146	$10,187	$19,052	$20,084	$19,919
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.67	$9.80	$10.14	$10.27	$9.58	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.17	$0.10	$0.17	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.12)	(1.12)	(0.32)	(0.10)	0.70	0.05
Total from investment operations	$0.01	$(0.95)	$(0.22)	$0.07	$0.92	$0.27
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.12)	$(0.20)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$8.54	$8.67	$9.80	$10.14	$10.27	$9.58
Total return (%) (r)(s)(t)(x)	0.11(n)	(9.71)	(2.18)	0.65	9.76	2.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.53	0.56	0.60	0.61
Expenses after expense reductions (f)	0.51(a)	0.51	0.52	0.55	0.59	0.60
Net investment income (loss)	2.95(a)	1.88	0.97	1.60	2.20	2.36
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$323,156	$233,540	$274,851	$162,286	$96,407	$43,627

Class R1	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.68	$9.80	$10.14	$10.27	$9.58	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.08	$(0.00)(w)	$0.06	$0.12	$0.13
Net realized and unrealized gain (loss)	(0.12)	(1.11)	(0.32)	(0.09)	0.71	0.06
Total from investment operations	$(0.03)	$(1.03)	$(0.32)	$(0.03)	$0.83	$0.19
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.09)	$(0.02)	$(0.10)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$8.55	$8.68	$9.80	$10.14	$10.27	$9.58
Total return (%) (r)(s)(t)(x)	(0.38)(n)	(10.52)	(3.16)	(0.35)	8.68	1.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.54	1.56	1.60	1.61
Expenses after expense reductions (f)	1.51(a)	1.51	1.53	1.55	1.59	1.60
Net investment income (loss)	1.94(a)	0.89	(0.02)	0.61	1.23	1.37
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$1,513	$1,587	$1,960	$2,274	$2,158	$2,125
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.68	$9.80	$10.14	$10.27	$9.58	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.13	$0.05	$0.12	$0.17	$0.18
Net realized and unrealized gain (loss)	(0.12)	(1.11)	(0.32)	(0.10)	0.71	0.06
Total from investment operations	$(0.01)	$(0.98)	$(0.27)	$0.02	$0.88	$0.24
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.07)	$(0.15)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$8.55	$8.68	$9.80	$10.14	$10.27	$9.58
Total return (%) (r)(s)(t)(x)	(0.14)(n)	(10.07)	(2.67)	0.15	9.22	2.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.03	1.04	1.06	1.10	1.11
Expenses after expense reductions (f)	1.01(a)	1.01	1.03	1.05	1.09	1.10
Net investment income (loss)	2.44(a)	1.39	0.48	1.12	1.73	1.87
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$36,970	$40,295	$49,375	$63,945	$78,519	$86,431

Class R3	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.68	$9.81	$10.15	$10.27	$9.58	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.07	$0.14	$0.20	$0.20
Net realized and unrealized gain (loss)	(0.12)	(1.12)	(0.31)	(0.09)	0.70	0.05
Total from investment operations	$0.00(w)	$(0.97)	$(0.24)	$0.05	$0.90	$0.25
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.10)	$(0.17)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$8.55	$8.68	$9.81	$10.15	$10.27	$9.58
Total return (%) (r)(s)(t)(x)	(0.01)(n)	(9.93)	(2.43)	0.50	9.49	2.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.79	0.81	0.85	0.86
Expenses after expense reductions (f)	0.76(a)	0.76	0.78	0.80	0.84	0.85
Net investment income (loss)	2.69(a)	1.62	0.73	1.36	1.99	2.12
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$26,097	$27,808	$38,286	$49,242	$52,773	$66,977
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.69	$9.81	$10.15	$10.28	$9.59	$9.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.17	$0.10	$0.17	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.13)	(1.11)	(0.32)	(0.10)	0.71	0.06
Total from investment operations	$0.00(w)	$(0.94)	$(0.22)	$0.07	$0.93	$0.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.12)	$(0.20)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$8.55	$8.69	$9.81	$10.15	$10.28	$9.59
Total return (%) (r)(s)(t)(x)	(0.00)(n)(w)	(9.60)	(2.18)	0.65	9.75	3.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.54	0.56	0.60	0.61
Expenses after expense reductions (f)	0.51(a)	0.51	0.53	0.55	0.59	0.60
Net investment income (loss)	2.94(a)	1.87	0.98	1.61	2.22	2.36
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$42,116	$42,785	$53,252	$67,258	$73,230	$58,677

Class R6	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$8.68	$9.80	$10.14	$10.27	$9.58	$9.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.18	$0.11	$0.18	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.11)	(1.11)	(0.32)	(0.10)	0.71	0.05
Total from investment operations	$0.02	$(0.93)	$(0.21)	$0.08	$0.94	$0.29
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.19)	$(0.13)	$(0.21)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$8.55	$8.68	$9.80	$10.14	$10.27	$9.58
Total return (%) (r)(s)(t)(x)	0.16(n)	(9.52)	(2.08)	0.75	9.87	3.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.43	0.44	0.46	0.50	0.50
Expenses after expense reductions (f)	0.41(a)	0.41	0.42	0.45	0.49	0.49
Net investment income (loss)	3.04(a)	1.98	1.08	1.69	2.33	2.48
Portfolio turnover	90(n)	198	398	307	113	56
Net assets at end of period (000 omitted)	$1,342,870	$1,308,767	$1,561,273	$1,422,514	$1,220,812	$1,025,911

See Notes to Financial Statements
22

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted
24

Notes to Financial Statements (unaudited) - continued
settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
25

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$688,034,876	$—	$688,034,876
Municipal Bonds	—	15,112,867	—	15,112,867
U.S. Corporate Bonds	—	8,912,379	—	8,912,379
Residential Mortgage-Backed Securities	—	1,195,648,042	—	1,195,648,042
Commercial Mortgage-Backed Securities	—	83,411,934	—	83,411,934
Asset-Backed Securities (including CDOs)	—	79,751,895	—	79,751,895
Mutual Funds	344,589,820	—	—	344,589,820
Total	$344,589,820	$2,070,871,993	$—	$2,415,461,813
Other Financial Instruments
Futures Contracts – Assets	$5,439,026	$—	$—	$5,439,026
Futures Contracts – Liabilities	(1,111,939)	—	—	(1,111,939)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$5,439,026	$(1,111,939)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
26

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(18,368,005)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$5,198,950
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
28

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended August 31, 2023, custody fees were not reduced.
29

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/23
Ordinary income (including any short-term capital gains)	$44,759,748
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/23
Cost of investments	$2,594,421,229
Gross appreciation	1,078,196
Gross depreciation	(180,037,612)
Net unrealized appreciation (depreciation)	$(178,959,416)
As of 2/28/23
Undistributed ordinary income	14,088,188
Capital loss carryforwards	(204,998,297)
Other temporary differences	(4,922,657)
Net unrealized appreciation (depreciation)	(184,057,372)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
30

Notes to Financial Statements (unaudited) - continued
As of February 28, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(83,581,935)
Long-Term	(121,416,362)
Total	$(204,998,297)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/23	Year ended 2/28/23
Class A	$7,257,166	$8,867,727
Class B	15,685	18,682
Class C	58,461	67,107
Class I	5,091,605	4,959,100
Class R1	17,452	17,491
Class R2	531,102	647,768
Class R3	413,572	562,865
Class R4	694,403	868,517
Class R6	22,264,963	28,750,491
Total	$36,344,409	$44,759,748
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2024. For the six months ended August 31, 2023, this management fee reduction amounted to $142,771, which is
31

Notes to Financial Statements (unaudited) - continued
included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2023 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2025. For the six months ended August 31, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,558 for the six months ended August 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
32

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 609,525
Class B	0.75%	0.25%	1.00%	1.00%	7,064
Class C	0.75%	0.25%	1.00%	1.00%	26,204
Class R1	0.75%	0.25%	1.00%	1.00%	7,813
Class R2	0.25%	0.25%	0.50%	0.50%	97,558
Class R3	—	0.25%	0.25%	0.25%	34,838
Total Distribution and Service Fees					$783,002
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2023, this rebate amounted to $352 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2023, were as follows:
Amount
Class A	$3,727
Class B	167
Class C	1,791
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2023, the fee was $125,098, which equated to 0.0111% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $478,180.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
33

Notes to Financial Statements (unaudited) - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2023 was equivalent to an annual effective rate of 0.0149% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $972 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,511 at August 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 11 shares each of Class R6 for an aggregate amount of $102.
(4) Portfolio Securities
For the six months ended August 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,980,008,279	$1,859,774,690
Non-U.S. Government securities	45,852,157	19,471,894
34

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/23		Year ended 2/28/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,485,378	$48,420,887	8,608,163	$77,542,261
Class B	3,374	29,549	6,271	60,226
Class C	167,406	1,476,790	107,209	979,565
Class I	15,672,908	138,683,662	6,457,198	58,069,206
Class R1	11,715	102,397	17,127	154,253
Class R2	554,944	4,838,504	1,359,314	12,281,140
Class R3	582,681	5,108,018	1,036,197	9,344,478
Class R4	612,586	5,347,891	1,141,117	10,200,677
Class R6	9,049,631	78,480,085	12,743,386	114,469,579
	32,140,623	$282,487,783	31,475,982	$283,101,385
Shares issued to shareholders in reinvestment of distributions
Class A	793,621	$6,931,987	942,599	$8,394,304
Class B	1,788	15,612	2,103	18,602
Class C	6,574	57,534	7,370	65,405
Class I	569,842	4,963,031	535,799	4,765,741
Class R1	2,001	17,452	1,979	17,475
Class R2	60,598	528,827	72,622	644,607
Class R3	47,318	413,221	63,239	562,856
Class R4	24,984	218,082	31,462	280,532
Class R6	2,504,852	21,853,194	3,169,327	28,224,056
	4,011,578	$34,998,940	4,826,500	$42,973,578
Shares reacquired
Class A	(5,512,039)	$(48,062,404)	(15,693,409)	$(141,722,518)
Class B	(33,616)	(294,558)	(113,486)	(1,032,921)
Class C	(240,002)	(2,097,332)	(559,768)	(5,073,505)
Class I	(5,330,957)	(46,378,585)	(8,124,551)	(72,935,528)
Class R1	(19,616)	(170,648)	(36,152)	(324,927)
Class R2	(932,505)	(8,161,136)	(1,826,618)	(16,564,007)
Class R3	(780,405)	(6,827,497)	(1,800,829)	(16,274,771)
Class R4	(639,544)	(5,580,818)	(1,675,006)	(15,234,061)
Class R6	(5,226,188)	(45,713,245)	(24,396,879)	(220,656,314)
	(18,714,872)	$(163,286,223)	(54,226,698)	$(489,818,552)
35

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/23		Year ended 2/28/23
	Shares	Amount	Shares	Amount
Net change
Class A	766,960	$7,290,470	(6,142,647)	$(55,785,953)
Class B	(28,454)	(249,397)	(105,112)	(954,093)
Class C	(66,022)	(563,008)	(445,189)	(4,028,535)
Class I	10,911,793	97,268,108	(1,131,554)	(10,100,581)
Class R1	(5,900)	(50,799)	(17,046)	(153,199)
Class R2	(316,963)	(2,793,805)	(394,682)	(3,638,260)
Class R3	(150,406)	(1,306,258)	(701,393)	(6,367,437)
Class R4	(1,974)	(14,845)	(502,427)	(4,752,852)
Class R6	6,328,295	54,620,034	(8,484,166)	(77,962,679)
	17,437,329	$154,200,500	(17,924,216)	$(163,743,589)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 29%, 17%, 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2023, the fund’s commitment fee and interest expense were $5,573 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
36

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$179,832,235	$985,021,591	$820,250,899	$(42,731)	$29,624	$344,589,820

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,238,558	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty
37

Notes to Financial Statements (unaudited) - continued
regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
38

Board Review of Investment Advisory Agreement
MFS Government Securities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
39

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by
40

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
41

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
42

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
43

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
44

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
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Semiannual Report
August 31, 2023
MFS®  New Discovery
Value Fund
NDV-SEM

MFS® New Discovery
Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Nomad Foods Ltd.	1.6%
Phillips Edison & Co., REIT	1.5%
CNX Resources Corp.	1.4%
KBR, Inc.	1.4%
Portland General Electric Co.	1.3%
Air Lease Corp.	1.3%
Prestige Consumer Healthcare, Inc.	1.3%
ChampionX Corp.	1.3%
LKQ Corp.	1.3%
Element Solutions, Inc.	1.2%
GICS equity sectors (g)
Financials	18.7%
Industrials	17.5%
Consumer Discretionary	15.2%
Energy	10.3%
Materials	9.8%
Real Estate	7.1%
Health Care	6.6%
Information Technology	5.8%
Utilities	4.6%
Consumer Staples	2.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of August 31, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
March 1, 2023 through August 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/23	Ending Account Value 8/31/23	Expenses Paid During Period (p) 3/01/23-8/31/23
A	Actual	1.19%	$1,000.00	$970.62	$5.89
	Hypothetical (h)	1.19%	$1,000.00	$1,019.15	$6.04
B	Actual	1.94%	$1,000.00	$967.16	$9.59
	Hypothetical (h)	1.94%	$1,000.00	$1,015.38	$9.83
C	Actual	1.94%	$1,000.00	$967.61	$9.60
	Hypothetical (h)	1.94%	$1,000.00	$1,015.38	$9.83
I	Actual	0.94%	$1,000.00	$972.41	$4.66
	Hypothetical (h)	0.94%	$1,000.00	$1,020.41	$4.77
R1	Actual	1.92%	$1,000.00	$967.30	$9.49
	Hypothetical (h)	1.92%	$1,000.00	$1,015.48	$9.73
R2	Actual	1.44%	$1,000.00	$969.36	$7.13
	Hypothetical (h)	1.44%	$1,000.00	$1,017.90	$7.30
R3	Actual	1.19%	$1,000.00	$970.69	$5.89
	Hypothetical (h)	1.19%	$1,000.00	$1,019.15	$6.04
R4	Actual	0.94%	$1,000.00	$971.93	$4.66
	Hypothetical (h)	0.94%	$1,000.00	$1,020.41	$4.77
R6	Actual	0.84%	$1,000.00	$972.63	$4.17
	Hypothetical (h)	0.84%	$1,000.00	$1,020.91	$4.27
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class R1 shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.
3

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	114,658	$37,608,971
KBR, Inc.	808,822	49,758,729
		$87,367,700
Apparel Manufacturers – 3.9%
Canada Goose Holdings, Inc. (a)(l)	2,248,134	$35,363,148
PVH Corp.	487,695	40,771,302
Skechers USA, Inc., “A” (a)	859,374	43,235,106
Under Amour, Inc., “C” (a)	3,301,473	22,747,149
		$142,116,705
Automotive – 2.7%
LKQ Corp.	874,626	$45,944,104
Methode Electronics, Inc.	756,357	24,392,513
Visteon Corp. (a)	185,845	25,882,633
		$96,219,250
Business Services – 2.3%
Endava PLC, ADR (a)	390,871	$19,113,592
HireRight Holdings Corp. (a)	1,600,155	16,753,623
TaskUs, Inc., “A” (a)	1,097,309	10,863,359
Thoughtworks Holding, Inc. (a)	3,624,030	18,011,429
WNS (Holdings) Ltd., ADR (a)	269,897	17,637,769
		$82,379,772
Chemicals – 2.3%
Avient Corp.	938,223	$37,632,124
Element Solutions, Inc.	2,169,340	44,731,791
		$82,363,915
Computer Software – 2.1%
ACI Worldwide, Inc. (a)	1,563,269	$37,956,171
Dun & Bradstreet Holdings, Inc.	3,344,060	36,450,254
		$74,406,425
Computer Software - Systems – 1.3%
Softchoice Corp. (l)	1,786,481	$22,053,362
Verint Systems, Inc. (a)	713,561	23,112,241
		$45,165,603
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Toll Brothers, Inc.	402,055	$32,940,366
Consumer Products – 3.1%
Helen of Troy Ltd. (a)	266,549	$32,764,203
Newell Brands, Inc.	3,166,585	33,502,469
Prestige Consumer Healthcare, Inc. (a)	795,051	46,375,325
		$112,641,997
Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc. (a)	311,916	$29,451,109
Grand Canyon Education, Inc. (a)	258,448	30,303,028
		$59,754,137
Containers – 2.2%
Ardagh Metal Packaging S.A.	5,008,537	$17,980,648
Graphic Packaging Holding Co.	933,599	20,763,242
Silgan Holdings, Inc.	925,470	41,766,461
		$80,510,351
Electrical Equipment – 3.7%
Berry Global, Inc.	623,792	$40,758,569
nVent Electric PLC	616,901	34,879,583
TriMas Corp.	1,314,630	34,443,306
Vertiv Holdings Co.	567,847	22,367,493
		$132,448,951
Electronics – 1.8%
Cohu, Inc. (a)	782,059	$29,241,186
Plexus Corp. (a)	344,003	34,933,505
		$64,174,691
Energy - Independent – 4.4%
CNX Resources Corp. (a)	2,294,929	$51,291,663
Matador Resources Co.	439,956	27,937,206
Permian Resources Corp.	2,807,488	39,810,180
Viper Energy Partners LP	1,438,074	40,007,219
		$159,046,268
Food & Beverages – 2.6%
Hostess Brands, Inc. (a)	1,271,549	$36,213,715
Nomad Foods Ltd. (a)	3,126,061	57,331,959
		$93,545,674
Gaming & Lodging – 1.2%
International Game Technology PLC	1,336,651	$42,799,565
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.4%
Assurant, Inc.	227,257	$31,663,718
CNO Financial Group, Inc.	1,449,788	33,925,039
Hanover Insurance Group, Inc.	264,032	28,177,495
Selective Insurance Group, Inc.	279,808	27,759,752
		$121,526,004
Leisure & Toys – 2.8%
Brunswick Corp.	366,593	$29,004,838
Funko, Inc., “A” (a)	1,145,907	7,986,972
Hasbro, Inc.	446,936	32,179,392
Hayward Holdings, Inc. (a)	2,246,639	33,250,257
		$102,421,459
Machinery & Tools – 4.7%
ESAB Corp.	567,697	$40,970,692
Flowserve Corp.	1,026,660	40,624,936
ITT, Inc.	251,299	25,702,862
Regal Rexnord Corp.	213,210	34,580,530
Timken Co.	367,045	28,049,579
		$169,928,599
Medical & Health Technology & Services – 2.1%
Fortrea Holdings, Inc. (a)	467,856	$12,889,433
ICON PLC (a)	171,553	44,593,487
Premier, Inc., “A”	874,930	18,837,243
		$76,320,163
Medical Equipment – 2.6%
Agiliti Health, Inc. (a)	1,052,948	$10,160,948
Envista Holdings Corp. (a)	890,532	28,514,835
Maravai Lifesciences Holdings, Inc., “A” (a)	1,179,292	12,193,879
Quidel Corp. (a)	364,962	30,058,271
Sotera Health Co. (a)	815,922	13,168,981
		$94,096,914
Metals & Mining – 0.4%
Kaiser Aluminum Corp.	192,262	$14,596,531
Natural Gas - Distribution – 2.0%
New Jersey Resources Corp.	784,975	$33,102,396
ONE Gas, Inc.	536,956	38,913,201
		$72,015,597
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	2,723,635	$43,687,105
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 4.6%
ChampionX Corp.	1,282,643	$46,290,586
Expro Group Holdings N.V. (a)	1,845,426	43,385,965
Helmerich & Payne	996,016	39,830,680
TechnipFMC PLC	1,970,424	37,516,873
		$167,024,104
Other Banks & Diversified Financials – 17.4%
Air Lease Corp.	1,166,803	$47,558,890
Bank of Hawaii Corp. (l)	398,326	21,406,039
Brookline Bancorp, Inc.	2,744,491	26,264,779
Cathay General Bancorp, Inc.	1,176,935	41,934,194
Columbia Banking System, Inc.	1,846,318	37,812,593
East West Bancorp, Inc.	684,631	37,887,479
Element Fleet Management Corp.	1,956,833	30,079,501
First Hawaiian, Inc.	1,343,743	25,410,180
First Interstate BancSystem, Inc.	1,284,271	33,275,461
Glacier Bancorp, Inc.	806,137	24,353,399
Hanmi Financial Corp.	1,012,646	17,539,029
Herc Holdings, Inc.	176,144	22,923,380
Pacific Premier Bancorp, Inc.	1,684,696	38,781,702
Prosperity Bancshares, Inc.	643,261	36,543,657
Sandy Spring Bancorp, Inc.	668,967	14,877,826
SLM Corp.	2,088,933	29,746,406
Texas Capital Bancshares, Inc. (a)	454,572	28,383,476
Textainer Group Holdings Ltd.	686,874	27,220,817
UMB Financial Corp.	242,237	15,311,801
United Community Bank, Inc.	1,190,364	32,139,828
Wintrust Financial Corp.	236,929	18,388,060
Zions Bancorporation NA	509,988	18,104,574
		$625,943,071
Pharmaceuticals – 0.6%
Organon & Co.	923,625	$20,282,805
Real Estate – 7.8%
Brixmor Property Group, Inc., REIT	1,227,116	$26,972,010
Broadstone Net Lease, Inc., REIT	2,692,218	43,533,165
Cushman & Wakefield PLC (a)	2,178,138	20,017,088
Douglas Emmett, Inc., REIT	639,629	8,743,728
Empire State Realty Trust, REIT, “A”	4,155,987	36,281,767
LXP Industrial Trust, REIT	3,240,664	31,823,320
National Storage Affiliates Trust, REIT	991,633	33,318,869
Phillips Edison & Co., REIT	1,618,372	54,798,076
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Two Harbors Investment Corp., REIT	1,751,842	$24,122,864
		$279,610,887
Restaurants – 0.6%
Jack in the Box, Inc.	280,822	$22,569,664
Specialty Chemicals – 2.8%
Ashland, Inc.	261,386	$22,643,869
Axalta Coating Systems Ltd. (a)	1,177,281	33,317,052
Chemours Co.	634,467	21,584,568
Quaker Chemical Corp.	141,265	25,071,712
		$102,617,201
Specialty Stores – 1.1%
Monro Muffler Brake, Inc.	571,934	$18,725,119
Zumiez, Inc. (a)(h)	1,194,875	22,690,676
		$41,415,795
Trucking – 2.9%
RXO, Inc. (a)	1,550,269	$28,028,863
Schneider National, Inc.	1,290,980	37,322,232
XPO Logistics, Inc. (a)	507,701	37,889,726
		$103,240,821
Utilities - Electric Power – 2.6%
Black Hills Corp.	802,248	$44,123,640
Portland General Electric Co.	1,100,486	48,267,316
		$92,390,956
Total Common Stocks (Identified Cost, $3,013,870,804)		$3,537,569,046
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.3% (v) (Identified Cost, $59,885,678)	59,885,648	$59,891,637
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j) (Identified Cost, $10,419,992)	10,419,992	$10,419,992

Other Assets, Less Liabilities – (0.2)%		(6,442,236)
Net Assets – 100.0%		$3,601,438,439

(a)	Non-income producing security.
8

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $82,582,313 and $3,525,298,362, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 8/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $10,174,799 of securities on loan (identified cost, $3,001,638,986)	$3,525,298,362
Investments in affiliated issuers, at value (identified cost, $82,537,488)	82,582,313
Receivables for
Fund shares sold	1,810,030
Interest and dividends	5,436,358
Other assets	78,008
Total assets	$3,615,205,071
Liabilities
Payables for
Fund shares reacquired	$2,225,157
Collateral for securities loaned, at value	10,419,992
Payable to affiliates
Investment adviser	157,475
Administrative services fee	2,874
Shareholder servicing costs	800,415
Distribution and service fees	6,830
Accrued expenses and other liabilities	153,889
Total liabilities	$13,766,632
Net assets	$3,601,438,439
Net assets consist of
Paid-in capital	$3,063,103,310
Total distributable earnings (loss)	538,335,129
Net assets	$3,601,438,439
Shares of beneficial interest outstanding	206,796,550
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$278,836,754	16,182,999	$17.23
Class B	3,326,256	207,549	16.03
Class C	25,769,878	1,620,216	15.91
Class I	1,527,202,526	87,681,238	17.42
Class R1	1,969,380	123,106	16.00
Class R2	5,425,230	318,556	17.03
Class R3	91,081,329	5,273,186	17.27
Class R4	74,779,219	4,285,232	17.45
Class R6	1,593,047,867	91,104,468	17.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.28 [100 / 94.25 x $17.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 8/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$39,561,355
Dividends from affiliated issuers	1,758,847
Other	130,631
Income on securities loaned	39,793
Foreign taxes withheld	(239,943)
Total investment income	$41,250,683
Expenses
Management fee	$14,689,784
Distribution and service fees	639,853
Shareholder servicing costs	1,098,523
Administrative services fee	266,059
Independent Trustees' compensation	30,259
Custodian fee	64,269
Shareholder communications	149,317
Audit and tax fees	34,285
Legal fees	9,148
Miscellaneous	119,846
Total expenses	$17,101,343
Reduction of expenses by investment adviser and distributor	(228,838)
Net expenses	$16,872,505
Net investment income (loss)	$24,378,178
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$49,797,466
Affiliated issuers	(569,995)
Foreign currency	3,236
Net realized gain (loss)	$49,230,707
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(174,379,668)
Affiliated issuers	(4,369,653)
Net unrealized gain (loss)	$(178,749,321)
Net realized and unrealized gain (loss)	$(129,518,614)
Change in net assets from operations	$(105,140,436)
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23
Change in net assets
From operations
Net investment income (loss)	$24,378,178	$34,846,999
Net realized gain (loss)	49,230,707	179,149,179
Net unrealized gain (loss)	(178,749,321)	(348,110,035)
Change in net assets from operations	$(105,140,436)	$(134,113,857)
Total distributions to shareholders	$(59,204,268)	$(293,062,186)
Change in net assets from fund share transactions	$(87,717,583)	$(11,547,898)
Total change in net assets	$(252,062,287)	$(438,723,941)
Net assets
At beginning of period	3,853,500,726	4,292,224,667
At end of period	$3,601,438,439	$3,853,500,726
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$18.03	$20.03	$18.53	$14.12	$15.16	$14.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.12	$0.05	$0.07	$0.10	$0.05
Net realized and unrealized gain (loss)	(0.61)	(0.77)	3.32	4.66	(0.38)	1.21
Total from investment operations	$(0.52)	$(0.65)	$3.37	$4.73	$(0.28)	$1.26
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.23)	$(0.15)	$—	$(0.10)	$(0.04)
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.28)	$(1.35)	$(1.87)	$(0.32)	$(0.76)	$(1.02)
Net asset value, end of period (x)	$17.23	$18.03	$20.03	$18.53	$14.12	$15.16
Total return (%) (r)(s)(t)(x)	(2.94)(n)	(2.88)	18.34	34.47	(2.41)	8.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.20	1.19	1.23	1.23	1.29
Expenses after expense reductions	1.19(a)	1.18	1.18	1.22	1.22	1.28
Net investment income (loss)	1.09(a)	0.65	0.25	0.53	0.64	0.31
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$278,837	$306,254	$361,165	$333,743	$331,255	$318,067
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$16.83	$18.77	$17.54	$13.48	$14.52	$14.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.01)	$(0.09)	$(0.03)	$(0.02)	$(0.07)
Net realized and unrealized gain (loss)	(0.58)	(0.73)	3.13	4.41	(0.36)	1.17
Total from investment operations	$(0.55)	$(0.74)	$3.04	$4.38	$(0.38)	$1.10
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.08)	$(0.09)	$—	$—	$—
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.25)	$(1.20)	$(1.81)	$(0.32)	$(0.66)	$(0.98)
Net asset value, end of period (x)	$16.03	$16.83	$18.77	$17.54	$13.48	$14.52
Total return (%) (r)(s)(t)(x)	(3.28)(n)	(3.61)	17.45	33.50	(3.11)	8.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.94	1.98	1.98	2.04
Expenses after expense reductions	1.94(a)	1.93	1.93	1.97	1.97	2.03
Net investment income (loss)	0.34(a)	(0.09)	(0.49)	(0.21)	(0.12)	(0.48)
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$3,326	$4,023	$6,016	$6,032	$6,207	$7,198
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$16.70	$18.66	$17.45	$13.41	$14.45	$14.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.02)	$(0.09)	$(0.03)	$(0.02)	$(0.08)
Net realized and unrealized gain (loss)	(0.57)	(0.72)	3.11	4.39	(0.36)	1.18
Total from investment operations	$(0.54)	$(0.74)	$3.02	$4.36	$(0.38)	$1.10
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.10)	$(0.09)	$—	$—	$—
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.25)	$(1.22)	$(1.81)	$(0.32)	$(0.66)	$(0.98)
Net asset value, end of period (x)	$15.91	$16.70	$18.66	$17.45	$13.41	$14.45
Total return (%) (r)(s)(t)(x)	(3.24)(n)	(3.65)	17.42	33.52	(3.12)	8.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.94	1.98	1.98	2.04
Expenses after expense reductions	1.94(a)	1.93	1.93	1.97	1.97	2.03
Net investment income (loss)	0.34(a)	(0.09)	(0.48)	(0.21)	(0.11)	(0.56)
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$25,770	$29,474	$37,588	$39,061	$38,477	$41,046
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$18.20	$20.22	$18.69	$14.21	$15.25	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.16	$0.10	$0.11	$0.14	$0.12
Net realized and unrealized gain (loss)	(0.62)	(0.78)	3.35	4.70	(0.39)	1.19
Total from investment operations	$(0.50)	$(0.62)	$3.45	$4.81	$(0.25)	$1.31
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.28)	$(0.20)	$(0.01)	$(0.13)	$(0.08)
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.28)	$(1.40)	$(1.92)	$(0.33)	$(0.79)	$(1.06)
Net asset value, end of period (x)	$17.42	$18.20	$20.22	$18.69	$14.21	$15.25
Total return (%) (r)(s)(t)(x)	(2.76)(n)	(2.70)	18.64	34.82	(2.17)	9.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.95	0.94	0.98	0.98	1.04
Expenses after expense reductions	0.94(a)	0.93	0.93	0.97	0.97	1.03
Net investment income (loss)	1.34(a)	0.91	0.46	0.78	0.89	0.77
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$1,527,203	$1,604,806	$1,795,671	$1,430,510	$1,119,891	$917,167
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$16.80	$18.78	$17.55	$13.49	$14.53	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.01)	$(0.10)	$(0.03)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss)	(0.57)	(0.74)	3.14	4.41	(0.36)	1.16
Total from investment operations	$(0.54)	$(0.75)	$3.04	$4.38	$(0.38)	$1.10
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.11)	$(0.09)	$—	$(0.00)(w)	$—
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.26)	$(1.23)	$(1.81)	$(0.32)	$(0.66)	$(0.98)
Net asset value, end of period (x)	$16.00	$16.80	$18.78	$17.55	$13.49	$14.53
Total return (%) (r)(s)(t)(x)	(3.27)(n)	(3.65)	17.45	33.47	(3.08)	8.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95(a)	1.95	1.94	1.98	1.98	2.04
Expenses after expense reductions	1.92(a)	1.92	1.93	1.96	1.97	2.03
Net investment income (loss)	0.37(a)	(0.09)	(0.51)	(0.22)	(0.11)	(0.42)
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$1,969	$2,196	$2,224	$2,320	$1,453	$1,581
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$17.84	$19.84	$18.38	$14.04	$15.09	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.07	$0.01	$0.04	$0.06	$0.02
Net realized and unrealized gain (loss)	(0.61)	(0.76)	3.28	4.62	(0.38)	1.19
Total from investment operations	$(0.54)	$(0.69)	$3.29	$4.66	$(0.32)	$1.21
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.19)	$(0.11)	$—	$(0.07)	$(0.01)
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.27)	$(1.31)	$(1.83)	$(0.32)	$(0.73)	$(0.99)
Net asset value, end of period (x)	$17.03	$17.84	$19.84	$18.38	$14.04	$15.09
Total return (%) (r)(s)(t)(x)	(3.06)(n)	(3.13)	18.02	34.16	(2.64)	8.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.45	1.44	1.48	1.47	1.54
Expenses after expense reductions	1.44(a)	1.43	1.43	1.47	1.47	1.53
Net investment income (loss)	0.84(a)	0.40	0.05	0.29	0.40	0.16
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$5,425	$5,677	$6,251	$4,779	$5,054	$3,719
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$18.07	$20.08	$18.57	$14.15	$15.20	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.12	$0.05	$0.07	$0.10	$0.06
Net realized and unrealized gain (loss)	(0.61)	(0.78)	3.33	4.67	(0.38)	1.20
Total from investment operations	$(0.52)	$(0.66)	$3.38	$4.74	$(0.28)	$1.26
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.23)	$(0.15)	$(0.00)(w)	$(0.11)	$(0.04)
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.28)	$(1.35)	$(1.87)	$(0.32)	$(0.77)	$(1.02)
Net asset value, end of period (x)	$17.27	$18.07	$20.08	$18.57	$14.15	$15.20
Total return (%) (r)(s)(t)(x)	(2.93)(n)	(2.92)	18.36	34.47	(2.41)	8.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.20	1.19	1.23	1.22	1.29
Expenses after expense reductions	1.19(a)	1.18	1.18	1.22	1.21	1.28
Net investment income (loss)	1.09(a)	0.65	0.24	0.53	0.64	0.40
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$91,081	$99,012	$104,164	$88,963	$76,069	$45,355
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$18.24	$20.25	$18.72	$14.23	$15.27	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.17	$0.09	$0.11	$0.14	$0.10
Net realized and unrealized gain (loss)	(0.63)	(0.78)	3.36	4.71	(0.38)	1.21
Total from investment operations	$(0.51)	$(0.61)	$3.45	$4.82	$(0.24)	$1.31
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.28)	$(0.20)	$(0.01)	$(0.14)	$(0.08)
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.28)	$(1.40)	$(1.92)	$(0.33)	$(0.80)	$(1.06)
Net asset value, end of period (x)	$17.45	$18.24	$20.25	$18.72	$14.23	$15.27
Total return (%) (r)(s)(t)(x)	(2.81)(n)	(2.66)	18.60	34.84	(2.16)	9.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.95	0.94	0.98	0.98	1.03
Expenses after expense reductions	0.94(a)	0.93	0.93	0.97	0.97	1.03
Net investment income (loss)	1.35(a)	0.91	0.45	0.78	0.89	0.66
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$74,779	$73,846	$103,464	$104,206	$82,613	$71,765
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	8/31/23 (unaudited)	2/28/23	2/28/22	2/28/21	2/29/20	2/28/19
Net asset value, beginning of period	$18.27	$20.29	$18.75	$14.24	$15.27	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.18	$0.13	$0.13	$0.16	$0.12
Net realized and unrealized gain (loss)	(0.61)	(0.78)	3.35	4.71	(0.38)	1.20
Total from investment operations	$(0.49)	$(0.60)	$3.48	$4.84	$(0.22)	$1.32
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.30)	$(0.22)	$(0.01)	$(0.15)	$(0.09)
From net realized gain	(0.25)	(1.12)	(1.72)	(0.32)	(0.66)	(0.98)
Total distributions declared to shareholders	$(0.29)	$(1.42)	$(1.94)	$(0.33)	$(0.81)	$(1.07)
Net asset value, end of period (x)	$17.49	$18.27	$20.29	$18.75	$14.24	$15.27
Total return (%) (r)(s)(t)(x)	(2.74)(n)	(2.59)	18.75	34.98	(2.02)	9.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.85	0.84	0.87	0.87	0.92
Expenses after expense reductions	0.84(a)	0.84	0.83	0.86	0.86	0.92
Net investment income (loss)	1.43(a)	1.00	0.62	0.89	0.99	0.78
Portfolio turnover	20(n)	30	44	48	44	57
Net assets at end of period (000 omitted)	$1,593,048	$1,728,213	$1,875,681	$1,721,570	$1,303,575	$938,134

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the
23

Notes to Financial Statements (unaudited) - continued
last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
24

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,537,569,046	$—	$—	$3,537,569,046
Mutual Funds	70,311,629	—	—	70,311,629
Total	$3,607,880,675	$—	$—	$3,607,880,675
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $10,174,799. The fair value of the fund's investment securities on loan and a related liability of $10,419,992 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the
25

Notes to Financial Statements (unaudited) - continued
Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
26

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/23
Ordinary income (including any short-term capital gains)	$98,166,756
Long-term capital gains	194,895,430
Total distributions	$293,062,186
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/23
Cost of investments	$3,141,543,461
Gross appreciation	738,186,222
Gross depreciation	(271,849,008)
Net unrealized appreciation (depreciation)	$466,337,214
As of 2/28/23
Undistributed ordinary income	50,558,747
Undistributed long-term capital gain	7,034,551
Net unrealized appreciation (depreciation)	645,086,535
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
27

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 8/31/23	Year ended 2/28/23
Class A	$4,524,373	$22,849,984
Class B	54,120	319,016
Class C	420,949	2,234,690
Class I	25,163,107	123,507,919
Class R1	31,797	154,412
Class R2	87,899	430,752
Class R3	1,468,770	6,677,151
Class R4	1,194,533	5,586,823
Class R6	26,258,720	131,301,439
Total	$59,204,268	$293,062,186
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2024. For the six months ended August 31, 2023, this management fee reduction amounted to $228,590, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2023 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.07%
28

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2025. For the six months ended August 31, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,074 for the six months ended August 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 351,482
Class B	0.75%	0.25%	1.00%	1.00%	17,604
Class C	0.75%	0.25%	1.00%	1.00%	132,820
Class R1	0.75%	0.25%	1.00%	0.98%	9,855
Class R2	0.25%	0.25%	0.50%	0.50%	13,728
Class R3	—	0.25%	0.25%	0.25%	114,364
Total Distribution and Service Fees					$639,853
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended August 31, 2023, this rebate amounted to $68 and $180 for Class A and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
29

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2023, were as follows:
Amount
Class A	$1
Class B	114
Class C	459
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2023, the fee was $37,743, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,060,780.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended August 31, 2023 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 213 shares of Class R1 for an aggregate amount of $3,559.
During the six months ended August 31, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,436,615.
30

Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2023, this reimbursement amounted to $129,622, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $700,508,515 and $827,313,781, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 8/31/23		Year ended 2/28/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	231,328	$3,914,829	767,039	$13,764,757
Class B	33	500	1,248	20,802
Class C	22,849	360,789	45,215	751,541
Class I	6,343,507	108,075,999	24,332,154	441,640,960
Class R1	4,722	74,582	36,941	631,900
Class R2	31,338	531,428	49,007	873,667
Class R3	381,560	6,469,670	1,480,378	26,135,987
Class R4	541,813	9,321,873	800,576	14,616,720
Class R6	7,422,264	126,644,357	14,443,299	261,969,209
	14,979,414	$255,394,027	41,955,857	$760,405,543
Shares issued to shareholders in reinvestment of distributions
Class A	252,667	$4,520,221	1,304,261	$22,828,836
Class B	3,195	53,192	19,303	316,664
Class C	25,479	420,916	137,333	2,234,690
Class I	1,377,533	24,905,797	6,899,575	121,870,477
Class R1	1,913	31,797	9,451	154,412
Class R2	4,969	87,899	24,869	430,752
Class R3	81,916	1,468,770	380,813	6,677,151
Class R4	65,960	1,194,533	315,554	5,586,823
Class R6	1,295,587	23,514,904	6,603,399	116,928,077
	3,109,219	$56,198,029	15,694,558	$277,027,882
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/23		Year ended 2/28/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,290,847)	$(21,860,966)	(3,108,143)	$(55,867,073)
Class B	(34,780)	(548,503)	(101,934)	(1,698,892)
Class C	(192,853)	(3,027,989)	(431,880)	(7,154,573)
Class I	(8,198,341)	(140,692,154)	(31,874,555)	(574,677,907)
Class R1	(14,268)	(226,469)	(34,092)	(576,567)
Class R2	(36,050)	(619,155)	(70,612)	(1,235,919)
Class R3	(669,822)	(11,320,073)	(1,568,721)	(28,035,177)
Class R4	(371,706)	(6,389,568)	(2,175,652)	(38,958,705)
Class R6	(12,223,636)	(214,624,762)	(18,888,251)	(340,776,510)
	(23,032,303)	$(399,309,639)	(58,253,840)	$(1,048,981,323)
Net change
Class A	(806,852)	$(13,425,916)	(1,036,843)	$(19,273,480)
Class B	(31,552)	(494,811)	(81,383)	(1,361,426)
Class C	(144,525)	(2,246,284)	(249,332)	(4,168,342)
Class I	(477,301)	(7,710,358)	(642,826)	(11,166,470)
Class R1	(7,633)	(120,090)	12,300	209,745
Class R2	257	172	3,264	68,500
Class R3	(206,346)	(3,381,633)	292,470	4,777,961
Class R4	236,067	4,126,838	(1,059,522)	(18,755,162)
Class R6	(3,505,785)	(64,465,501)	2,158,447	38,120,776
	(4,943,670)	$(87,717,583)	(603,425)	$(11,547,898)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
32

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended August 31, 2023, the fund’s commitment fee and interest expense were $9,755 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,401,851	$415,510,600	$394,023,833	$(2,940)	$5,959	$59,891,637
Zumiez, Inc.	26,905,447	1,125,969	398,073	(567,055)	(4,375,612)	22,690,676
	$65,307,298	$416,636,569	$394,421,906	$(569,995)	$(4,369,653)	$82,582,313

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,758,847	$—
Zumiez, Inc.	—	—
	$1,758,847	$—
33

Board Review of Investment Advisory Agreement
MFS New Discovery Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
34

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
35

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services
36

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
37

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
38

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
39

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: October 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: October 16, 2023

* Print name and title of each signing officer under his or her signature.